UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2016

Fund Adviser:

Granite Investment Advisors, Inc.

6 Eagle Square, 3rd Floor

Concord, New Hampshire 03301

Toll Free (888) 442-9893

INVESTMENT RESULTS – (Unaudited)

Total Returns* (For the periods ended April 30, 2016)
			Average Annual Returns
	Six Month	One Year	Since Inception (December 22, 2011)
Granite Value Fund	1.07%	-6.07%	8.21%
S&P 500® Index**	0.43%	1.21%	14.76%
Russell 1000® Value Index**	1.93%	-0.40%	14.24%

Total annual operating expenses, as disclosed in the Granite Value Fund’s (“the Fund”) prospectus dated February 29, 2016, were 2.53% of average daily net assets (1.36% after fee waivers/expense reimbursements by Granite Investment Advisors, Inc. (“the Adviser”)). The Investment Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2017, so that the Total Annual Fund Operating Expenses does not exceed 1.35%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; and extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). Additional information pertaining to the Fund’s expense ratios as of April 30, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-442-9893.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, November 1, 2015 to April 30, 2016.

2

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Granite Value Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 – April 30, 2016
Actual*	$1,000.00	$998.58	$6.73
Hypothetical**	$1,000.00	$1,018.12	$6.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

3

GRANITE VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks – 99.82%	Shares	Fair Value

Consumer Discretionary – 19.71%
Carnival Corp.	4,145	$203,312
Comcast Corp. – Class A	4,620	280,711
Foot Locker, Inc.	3,040	186,778
General Motors Co.	11,315	359,817
Mattel, Inc.	9,115	283,385
Starz *	8,260	224,755
TJX Cos., Inc./The	3,260	247,173
Whirlpool Corp.	930	161,950

		1,947,881

Consumer Staples – 9.29%
Coca-Cola Co./The	7,000	313,600
Unilever PLC ADR	8,340	374,132
Wal-Mart Stores, Inc.	3,440	230,033

		917,765

Energy – 11.80%
Cimarex Energy Co.	945	102,892
Royal Dutch Shell PLC ADR	6,740	359,579
Schlumberger Ltd.	2,755	221,337
Southwestern Energy Co. *	20,735	278,471
Tenaris SA ADR	7,545	204,243

		1,166,522

Financials – 19.13%
Alleghany Corp. *	755	393,566
American International Group, Inc.	6,125	341,897
Berkshire Hathaway, Inc. – Class B *	3,320	482,994
Citigroup, Inc.	6,855	317,249
MetLife, Inc.	3,680	165,968
Wells Fargo & Co.	3,785	189,174

		1,890,848

Health Care – 11.82%
C.R. Bard, Inc.	1,060	224,900
Gilead Sciences, Inc.	2,110	186,123
Johnson & Johnson	2,770	310,462
Merck & Co., Inc.	3,680	201,811
UnitedHealth Group, Inc.	1,855	244,266

		1,167,562

See accompanying notes which are an integral part of these financial statements.

4

GRANITE VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2016 (Unaudited)

Common Stocks – 99.82% – continued	Shares	Fair Value

Industrials – 11.88%
Boeing Co./The	1,680	$226,464
Caterpillar, Inc.	2,755	214,119
General Electric Co.	7,240	222,630
Honeywell International, Inc.	2,095	239,396
United Technologies Corp.	2,600	271,362

		1,173,971

Information Technology – 11.66%
Apple, Inc.	2,575	241,381
Corning, Inc.	9,770	182,406
Microsoft Corp.	4,185	208,706
Oracle Corp.	5,060	201,692
Western Union Co./The	15,890	317,800

		1,151,985

Telecommunication Services – 2.33%
AT&T, Inc.	5,935	230,397

Utilities – 2.20%
Calpine Corp. *	13,795	217,685

Total Common Stocks (Cost $8,621,651)		9,864,616

Money Market Securities – 0.23%
Fidelity Prime Money Market Portfolio – Institutional Class, 0.44% (a)	22,591	22,591

Total Money Market Securities (Cost $22,591)		22,591

Total Investments – 100.05% (Cost $8,644,242)		9,887,207

Liabilities in Excess of Other Assets – (0.05)%		(4,600)

NET ASSETS – 100.00%		$9,882,607

(a)	Rate disclosed is the seven day yield as of April 30, 2016.

*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

GRANITE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $8,644,242)	$9,887,207
Dividends receivable	8,665
Receivable from Adviser	4,964
Prepaid expenses	11,928

Total Assets	9,912,764

Liabilities
Payable to administrator, fund accountant and transfer agent	16,470
Payable to custodian	614
Payable to trustees	291
Other accrued expenses	12,782

Total Liabilities	30,157

Net Assets	$9,882,607

Net Assets consist of:
Paid-in capital	$8,718,398
Accumulated undistributed net investment income	27,232
Accumulated undistributed net realized loss from investment transactions	(105,988)
Net unrealized appreciation on investments	1,242,965

Net Assets	$9,882,607

Shares outstanding (unlimited number of shares authorized, no par value)	761,745

Net asset value ("NAV") and offering price per share	$12.97

Redemption price per share (NAV * 98%) (a)	$12.71

(a)	The Fund charges a 2.00% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

6

GRANITE VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2016 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $46)	$116,297

Total investment income	116,297

Expenses
Investment Adviser	49,495
Administration	18,648
Fund accounting	12,432
Transfer agent	19,799
Legal	8,680
Registration	9,121
Custodian	1,902
Audit	7,708
Trustee	2,245
Report printing	7,401
Miscellaneous	7,639
Overdraft interest	256

Total expenses	145,326

Fees waived and reimbursed by Adviser	(78,347)

Net operating expenses	66,979

Net investment income	49,318

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	29,634
Net change in unrealized appreciation/(depreciation) of investment securities	(8,333)

Net realized and unrealized gain on investments	21,301

Net increase in net assets resulting from operations	$70,619

See accompanying notes which are an integral part of these financial statements.

7

GRANITE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Decrease in Net Assets due to:
Operations
Net investment income	$49,318	$50,264
Net realized gain (loss) on investment securities transactions	29,634	(130,519)
Net change in unrealized (depreciation) of investment securities	(8,333)	(573,813)

Net increase (decrease) in net assets resulting from operations	70,619	(654,068)

Distributions
From net investment income	(53,722)	(31,319)
From net realized gains	–	(484,050)

Total distributions	(53,722)	(515,369)

Capital Transactions
Proceeds from shares sold	264,185	1,720,031
Proceeds from redemption fees (a)	25	–
Reinvestment of distributions	44,896	446,979
Amount paid for shares redeemed	(1,165,061)	(3,488,076)

Net decrease in net assets resulting from capital transactions	(855,955)	(1,321,066)

Total Decrease in Net Assets	(839,058)	(2,490,503)

Net Assets
Beginning of period	10,721,665	13,212,168

End of period	$9,882,607	$10,721,665

Accumulated undistributed net investment income included in net assets at end of period	$27,232	$31,636

Share Transactions
Shares sold	21,204	125,135
Shares issued in reinvestment of distributions	3,558	33,607
Shares redeemed	(93,981)	(257,087)

Net decrease in shares outstanding	(69,219)	(98,345)

(a)	The Fund charges a 2% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

GRANITE VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Period Ended October 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.90		$14.22		$13.84	$11.24	$10.00

Investment operations:
Net investment income	0.07		0.05		0.02	0.02	–
Net realized and unrealized gain (loss) on investments	0.07		(0.80)		0.74	2.68	1.19

Total from investment operations	0.14		(0.75)		0.76	2.70	1.24

Less distributions to shareholders from:
Net investment income	(0.07)		(0.03)		(0.02)	(0.10)	–
Net realized gains	–		(0.54)		(0.36)	–	–

Total distributions	(0.07)		(0.57)		(0.38)	(0.10)	–

Paid in capital from redemption fees	–	(c)	–		– (c)	–	–	(c)

Net asset value, end of period	$12.97		$12.90		$14.22	$13.84	$11.24

Total Return (d)	1.07	%(e)	-5.37%		5.65%	24.21%	12.40	%(e)
Ratios and Supplemental Data:
Net assets, end of period (000)	$9,883		$10,722		$13,212	$10,577	$4,750
Ratio of net expenses to average net assets	1.35	%(f)	1.36	%(g)	1.35%	1.35%	1.35	%(f)
Ratio of expenses to average net assets before waiver and reimbursement	2.93	%(f)	2.53%		2.39%	3.32%	8.11	%(f)
Ratio of net investment income to average net assets	1.00	%(f)	0.40%		0.17%	0.27%	0.55	%(f)
Portfolio turnover rate	21	%(e)	32%		30%	33%	20	%(e)

(a)	For the period December 22, 2011 (commencement of operations) to October 31, 2012.
(b)	Calculated using the average shares method.
(c)	Resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Includes 0.01% overdraft fees.

See accompanying notes which are an integral part of these financial statements.

9

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Fund is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund commenced operations December 22, 2011. The Fund’s investment adviser is Granite Investment Advisors, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (using procedures approved by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2016.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

11

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,864,616	$–	$–	$9,864,616
Money Market Securities	22,591	–	–	22,591
Total	$9,887,207	$–	$–	$9,887,207

*	Refer to the Schedule of Investments for industry classifications.

12

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period for which after significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended April 30, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended April 30, 2016, the Adviser earned a fee of $49,495 from the Fund before the fee waivers or expense reimbursement described below.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2017, so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1, fees, and extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”) incurred by the Fund in any fiscal year, do not exceed 1.35% of the Fund’s average daily net assets. Each waiver or reimbursement of an expense by the Adviser is subject to recoupment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided total operating expense do not exceed the limitation in place at the time of the waiver reimbursement. For the period ended April 30, 2016, fees and expenses totaling $78,347 were waived or reimbursed by the Adviser and are subject to potential recoupment by the Adviser until October 31, 2019. At April 30, 2016, the Adviser owed the Fund $4,964.

The amounts subject to recoupment by the Adviser pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$ 150,231	2016
129,076	2017
148,128	2018
78,347	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Fund with administration, accounting, transfer agent, and compliance services, including all regulatory reporting. For the period ended April 30, 2016, Ultimus earned fees of $18,648 for administration services provided to the Fund. At April 30, 2016, Ultimus was owed $6,147 from the Fund for administration services.

For the period ended April 30, 2016, Ultimus earned fees of $19,799 for transfer agent services to the Fund. At April 30, 2016, the Fund owed Ultimus $6,223 for transfer agent services. For the period ended April 30, 2016, Ultimus earned fees of $12,432 from the Fund for fund accounting services. At April 30, 2016, Ultimus was owed $4,099 from the Fund for fund accounting services.

13

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers and one Trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended April 30, 2016, the Custodian earned fees of $5,370 for custody services provided to the Fund. At April 30, 2016, the Custodian was owed $726 from the Fund for custody services.

The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated as of April 30, 2016.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	2,083,545
Sales
U.S. Government Obligations	$–
Other	2,751,992

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2016, Charles Schwab & Co., Inc. for the benefit of its customers, owned 52.43%. The Trust does not know whether Charles Schwab & Co. or any of the underlying beneficial owners controlled 25% or more of the voting securities of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,465,757
Gross (Depreciation)	(222,792)

Net Appreciation (Depreciation) on Investments	$1,242,965

At April 30, 2016, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $8,644,242 for the Fund.

14

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The tax characterization of distributions for the fiscal year ended October 31, 2015 was as follows:

Distributions paid from:	2015
Ordinary Income*	$31,319
Long-Term Capital Gains	$484,050

Total Distributions	$515,369

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$34,420
Undistributed long-term capital gain	–
Accumulated capital and other losses	(138,406)
Net unrealized appreciation (depreciation)	1,251,298

$1,147,312

At October 31, 2015, for federal income tax purposes, the Fund had long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $135,621.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

15

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 442-9893 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (888) 442-9893 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Granite Investment Advisors

6 Eagle Square, 3rd Floor

Concord, NH 03301

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

16

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

SOUND MIND INVESTING FUND (SMIFX)

SMI CONSERVATIVE

ALLOCATION FUND (SMILX)

SMI DYNAMIC

ALLOCATION FUND (SMIDX)

SMI BOND FUND (SMIUX)

SMI 50/40/10 FUND (SMIRX)

SEMI-ANNUAL REPORT

APRIL 30, 2016

Fund Adviser:

SMI Advisory Services, LLC

P.O. BOX 547

Columbus, IN 47202

Toll Free (877) SMI-FUND

www.smifund.com

Dear Fellow Shareholder,

Ten years ago, in the summer of 2006, I wrote an editorial titled Years of Plenty, Years of Famine. In it, I told how Joseph has always been one of my favorite Bible characters. His roller-coaster ride from favorite son to slave to master of the house to prisoner to Viceroy of Egypt is both amazing and inspiring. The culmination of the story in Genesis 50:20 holds out hope to every believer going through difficult times: “You intended to harm me, but God intended it for good.” What an inspiring example of God at work in the affairs of men to accomplish His ultimate purposes!

The turning point of Joseph’s experience in Egypt occurs when he interprets a pair of dreams for Pharaoh. He realizes that Egypt will soon experience seven years of abundance, followed by seven years of famine. Joseph is put in charge of the preparations during the years of plenty, so that the people can survive the coming years of famine.

In that editorial, I suggested that America might have been facing a similar “years of plenty, years of famine” scenario. If that was a possibility, I wrote that we would be wise to consider the personal implications of Joseph’s story and start making appropriate preparations now, during the years of plenty, for any difficult years ahead.

The point of revisiting this 10 years later isn’t to take a victory lap, pointing out the financial crisis and economic trouble that began a couple of years later. Rather, it’s to re-examine some of the takeaways we gleaned then and see if there’s any beneficial application for us today.

America – and in fact the entire global economy – certainly faced a frightening economic storm in 2008-2009. Many wondered if the current financial/economic system would even survive. It has, but many believe the core issues that led to the financial crisis and global recession were never truly addressed. Rather than recognize the dangerous implications of our runaway debt, we’ve added trillions more. Rather than reform a financial system sorely lacking adequate controls, we implement stress tests to comfort ourselves that the massive banks we’ve allowed to grow even bigger are “safe” now. Rather than step back from the type of active and interventionist central-bank policies that helped lay the ground work for the initial financial crisis, we’ve doubled down with Quantitative Easings and negative interest-rate policies. And rather than our political leaders coming together to deal in a substantive way with the most important issues of our time, our politics are more fractured and divided than they’ve been in my lifetime.

Have the bankers and policymakers simply kicked the years-of-famine “can” further down the road, avoiding the worst of it for now only to ensure a future due date? We can only speculate. But we do know the Bible has many clear warnings about debt, so as was the case a decade ago, it doesn’t take a prophet to see that at some point our national debt addiction is likely to cause problems.

Of much greater importance than our national problems are the protective principles God has provided to help us prepare individually for future storms. If we’re wise, we’ll use any current “years of plenty” to prepare for potential hardship in the future. We can do that by diligently working to get debt-free, funding an emergency-savings reserve, investing for the future, and diversifying broadly.

Joseph wisely set aside 20% of the harvested grain, and was able to save not only Egypt during the eventual famine, but the surrounding nations as well. That should be our goal – to be faithful stewards when times are good, in preparation for those times when they will not be. In being faithful this way, we may find ourselves being used, like Joseph, as instruments of God’s deliverance in times of distress. (Naturally, we shouldn’t be so preoccupied with the future that we fail to be generous givers now. God will provide!)

A major theme of Joseph’s story is that God is at work even in times of hardship. Like the ancient Israelites, many Americans turn to God during crisis, only to go back to their “old idols” when the threat recedes. Those crises can be widespread, as in 2008. Or they can be individual, as in the case of a neighbor or co-worker falling on hard times. In either case, having our own financial house in order may enable us to reach out and help, while also offering the spiritual food that truly satisfies.

Performance Review

Following the first stock market correction in four years in August 2015, stocks rallied through the end of October. The rally was short-lived however, as a second correction began to unfold as soon as the calendar flipped to 2016.

The first quarter of 2016 revealed how quickly stock-market sentiment can swing from one extreme to the other. The first six weeks were rough, with major stock indexes down more than 10%. Extreme fear was evident in the sentiment indicators as investors considered the risks of a brewing recession. Then, with an oil rally and a few benevolent words from Fed Chair Janet Yellen, investors decided the world wasn’t about to end after all. Stocks rallied strongly once again, with the Wilshire 5000 index rocketing +13.7% higher from its February low through the end of March, a span of only seven weeks.

What do you get when you follow a six-week correction with a seven-week recovery? A more or less flat quarter overall – but an emotional roller-coaster for investors. More broadly, the full six-month window covered by this report paints a similar picture: the S&P 500® Index (the “S&P 500”) started the period at 2,079.36 and ended it six months later at 2,065.30 – with a trip down as low as 1,810.10 in between!

These are the types of violent emotional whipsaw that makes some investors wonder if there’s any rhyme or reason to the market at all. But to seasoned investors, this type of action just reinforces one of the main pillars of SMI Advisory Services, LLC (“SMI”)’s investing approach: the importance of a diversified portfolio.

In recent years, SMI has encouraged readers to combine multiple strategies within their portfolios, precisely to guard against the type of emotional extremes produced by the market’s recent whipsaws. When the market was already down 11% just six weeks into the New Year, many investors were a half-step from a panic attack. But not SMI investors who had heeded the suggestion to diversify their portfolios using SMI’s Dynamic Asset Allocation (“DAA”) strategy. When the broader market was hitting its low on February 11, 2016, DAA was down just -3.15% for the year, and the fact that the strategy was completely out of stocks at that point leads us to believe that further stock-market losses would have been unlikely to cause significantly more damage. There was a huge peace-of-mind dividend that came along with that conservative portfolio allocation!

Naturally, when the market shifted in mid-February and started racing higher, conservative positions such as DAA languished while more aggressive strategies like Stock Upgrading and Sector Rotation benefitted. And while it can be frustrating to see a portion of your portfolio lagging, emotional extremes such as we’ve witnessed through the pair of market corrections during the past several months are a helpful reminder that it’s much easier to stick with a long-term investing plan when it is balanced enough that you don’t feel like the next bear market is likely to undo all your progress.

SMI Funds

Dynamic Asset Allocation (DAA) – Funds utilizing this strategy in at least part of their portfolios: SMIDX, SMILX* & SMIRX:

As we noted earlier, DAA did exactly what we believed it would during market corrections: significantly limiting losses and helping SMI investors avoid the deep dread many others felt when the market appeared ready to dive over the cliff. Once again, the Fed stepped in and kept that from happening. But part of the reason investors have grown so nervous is they intuitively know that central bankers can’t hold off bear markets forever.

While DAA fulfilled its primary purpose in readers’ portfolios during the first quarter, the strategy has also produced its own flavor of frustration. The stock market has thrown two 10%+ corrections and subsequent recoveries at us in less than a year. These rapid shifts between “risk-on” and “risk-off” have produced more trades and whipsaws than DAA normally sees.

Bottom-line, the system simply isn’t designed to respond to such rapid changes in market sentiment. But there’s a reason for that: historically, these types of sharp, fast, repeated swings are unusual. What we’ve experienced over the past year is about as challenging an environment as you could possibly design for a strategy like DAA. So we’re not especially surprised that its recent 12-month performance is among the poorer-performing of such periods in the past 40 years.

Yet despite these challenges, when the market corrected last August and again in February, DAA provided powerful reminders of its potential value and the protective properties it may add to a diversified portfolio.

Upgrading and Dynamic Asset Allocation Are Complementary Strategies

Although SMI Dynamic Allocation Fund (“SMIDX”) performance was more volatile than usual, it did continue to serve as an effective counterweight to the stock market’s performance. In January, as stocks fell, SMIDX outperformed. In February, it was the opposite: SMIDX fell while stocks outperformed. This aspect of DAA is probably underappreciated, as it gives SMI portfolios a more balanced feeling than our Upgrading-dominated portfolios typically had in the past.

Stock Upgrading – Funds utilizing this strategy in at least part of their portfolios: SMIFX, SMILX* & SMIRX:

The large-company dominated S&P 500 peaked roughly a year ago (May 2015), but many stocks peaked even earlier, back in the fall of 2014. While the market has provided a pair of sharp declines and

*Indicates this fund does not always contain the strategy being described.

subsequent recoveries, there’s been no consistent long-term direction for quite some time now. Stock Upgrading is a trend-following strategy, and it’s going to underperform when the market bounces up and down sharply without really going anywhere. It’s impossible to know when the stock market will break out of this trading range, but we believe it eventually will. Our task is to stay disciplined and continue to keep our portfolios aligned with the recent trends, so that when the market does eventually break out, we’ll be positioned to benefit from it.

Going Direct With the SMI Funds

Slightly over two-thirds of the assets in the SMI Funds are owned through accounts held at other organizations (Fidelity, Schwab, TD Ameritrade, etc.). That’s perfectly fine. However, there are some advantages to having your account directly with the SMI Funds rather than through a third party.

The primary advantage of a direct account is the ability to buy or sell shares of the SMI Funds without paying any transaction fees. Most third-party accounts are charged some sort of transaction fee when the SMI Funds are bought or sold. Those fees can add up – particularly if you are regularly buying or selling shares in any of the SMI Funds. When your account is held directly with the SMI Funds, you never have to pay transaction fees. Additionally, in accounts held directly with the SMI Funds, the typical 2% redemption fee on shares sold within 60 days of purchase is waived if you are transferring money from one SMI Fund to another. To learn more about moving your account directly to the SMI Funds, visit www.smifund.com or call 1-877-SMI-FUND.

We appreciate the confidence you have placed in us to be a faithful steward of your assets, as you strive to be a faithful steward of His assets.

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

The SMI Fund lineup, shown below, now offers investors a way to mix and match professionally managed funds to custom tailor the risk level desired for their portfolio. If you’d like assistance customizing your portfolio in this manner, please call a Stewardship Advisor at (800) 796-4975.

PERFORMANCE RESULTS – (Unaudited)

Total Return(a) (For the periods ended April 30, 2016)
				Average Annual
	Three Months	Six Months	One Year	Five Year	Ten Year
Sound Mind Investing Fund	5.25%	-2.08%	-5.61%	5.01%	4.63%
S&P 500® Index(b)	7.05%	0.43%	1.21%	11.02%	6.91%
Wilshire 5000® Total Market Index(b)	7.70%	0.27%	0.33%	10.52%	6.90%

Total annual operating expense, as disclosed in the Fund’s prospectus dated February 29, 2016, were 2.03% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Fund’s investment adviser contractually has agreed to waive its fee and reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.50% of the Fund’s average daily net assets through February 28, 2017. This expense cap may not be terminated prior to this date except by the Board of Trustees (the “Board”).

Total Return(a) (For the periods ended April 30, 2016)
				Average Annual
	Three Months	Six Months	One Year	Five Year	Since Inception (December 30, 2010)
SMI Conservative Allocation Fund	1.74%	-0.20%	-5.49%	3.44%	4.17%
Wilshire 5000® Total Market Index(b)	7.70%	0.27%	0.33%	10.52%	11.62%
Barclays Capital U.S. Aggregate Bond Index(b)	2.02%	2.82%	2.72%	3.60%	3.74%
Custom Benchmark(c)	5.44%	1.39%	1.52%	7.92%	8.62%

Total annual operating expense, as disclosed in the Fund’s prospectus dated February 29, 2016, were 1.55% of average daily net assets (1.89% before fee waivers/expense reimbursements by the Adviser), which includes acquired fund fees and expenses and reflects the fee waiver/expense reimbursement discussed below. All expenses are reflected in performance results. The Fund’s investment adviser contractually has agreed to waive its fee and reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.15% of the Fund’s average daily net assets through February 28, 2017. Each fee waiver or expense reimbursement by the Fund’s investment advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or expense reimbursement. SMI Advisory Services, LLC (the “Adviser”) is also entitled to recoupment related to fees waived and expenses reimbursed with respect to the Predecessor Fund. This expense cap may not be terminated prior to this date except by the Board.

PERFORMANCE RESULTS – (Unaudited), (Continued)

Total Return(a) (For the periods ended April 30, 2016)
				Average Annual
	Three Months	Six Months	One Year	Since Inception (February 28, 2013)
SMI Dynamic Allocation Fund	1.98%	-0.58%	-7.87%	4.22%
Wilshire 5000® Total Market Index(b)	7.70%	0.27%	0.33%	12.19%
Barclays Capital U.S. Aggregate Bond Index(b)	2.02%	2.82%	2.72%	2.52%
Custom Benchmark(c)	5.44%	1.39%	1.52%	8.39%

Total annual operating expense, as disclosed in the Fund’s prospectus dated February 29, 2016, were 1.38% of average daily net assets, which includes acquired fund fees and expenses. All expenses are reflected in performance results. The Fund’s adviser contractually has agreed to waive its fee and reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.45% of the Fund’s average daily net assets through February 28, 2017. This expense cap may not be terminated prior to this date except by the Board.

Total Return(a) (For the periods ended April 30, 2016)
	Three Months	Six Months	One Year	Since Inception (April 28, 2015)
SMI Bond Fund	1.60%	0.91%	-0.93%	-0.92%
Barclays Capital U.S. Aggregate Bond Index(b)	2.02%	2.82%	2.72%	2.11%

Total annual operating expense, as disclosed in the Fund’s prospectus dated February 29, 2016, were 1.15% of average daily net assets (4.48% before fee waivers/expense reimbursements by the Adviser). All expenses are reflected in performance results. The Fund’s adviser has contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 0.85% of the Fund’s average daily net assets through February 28, 2017. Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the fee waiver or expense reimbursement. This expense cap may not be terminated prior to this date except by the Board.

PERFORMANCE RESULTS – (Unaudited), (Continued)

Total Return(a) (For the periods ended April 30, 2016)
	Three Months	Six Months	One Year	Since Inception (April 29, 2015)
SMI 50/40/10 Fund	3.42%	-0.96%	-7.40%	-8.84%
Wilshire 5000® Total Market Index(b)	7.70%	0.27%	0.33%	-1.17%
Barclays Capital U.S. Aggregate Bond Index(b)	2.02%	2.82%	2.72%	2.37%
Custom Benchmark(c)	5.44%	1.39%	1.52%	0.47%

Total annual operating expense, as disclosed in the Fund’s prospectus dated February 29, 2016, were 2.11% of average daily net assets (3.41% before fee waivers/expense reimbursements by the Adviser). All expenses are reflected in performance results. The Fund’s investment adviser has contractually has agreed to waive its fee and reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 1.45% of the Fund’s average daily net assets through February 28, 2017. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Sound Mind Investing Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively the “Funds”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Funds’ returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower.

(b)

The Standard & Poor’s 500® Index, Wilshire 5000® Total Market Index and Barclays Capital U.S. Aggregate Bond Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index, Wilshire 5000® Total Market Index and Barclays Capital U.S. Aggregate Bond Index are widely recognized unmanaged indices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The Custom Benchmark for the SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund and SMI 50/40/10 Fund is comprised of 60% Wilshire 5000® Total Market Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing.

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of investments.

Sound Mind Investing Fund seeks long term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy. The fund upgrading investment strategy is a systematic investment approach that is based on the belief of the Fund’s investment adviser that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into the funds deemed by the adviser to be most attractive at the time of analysis.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of investments.

SMI Conservative Allocation Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund invests in a portfolio of equities and fixed income securities, including securities of other investment companies that focus their investments on equity and fixed income investments. To the extent the Adviser invests the Fund’s assets in equity securities, such investments will consist of investments in other investment companies (i.e., mutual funds), exchange traded funds (“ETFs”) and pooled investment vehicles, and the Adviser will select such portfolio holdings. The fixed income portion (if any) of the Fund will be comprised of fixed income investment companies and ETFs and individual fixed income securities. The Adviser will use its proprietary “Bond Upgrading” strategy to make all portfolio decisions with respect to investments in fixed income investment companies and ETFs. The Adviser’s “Bond Upgrading” strategy involves the use of momentum based performance indicators of the various bond categories to identify which categories may present the best investment opportunities. The Adviser scores the categories and uses the scores to make decisions on investments in the various categories.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of investments.

SMI Dynamic Allocation Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund uses a dynamic asset allocation investment strategy to achieve its investment objective. This is done by investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of investments.

SMI Bond Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund invests at least 80% of its net assets in a portfolio of fixed income securities, including securities of other investment companies that focus their investments on fixed income investments. The Fund will be comprised of fixed income investment companies and ETFs and individual fixed income securities. The Adviser will use its proprietary “Bond Upgrading” strategy to make all portfolio decisions with respect to investments in fixed income investment companies and ETFs. The Adviser’s “Bond Upgrading” strategy involves the use of momentum based performance indicators of the various bond categories to identify which categories may present the best investment opportunities. The Adviser scores the categories and uses the scores to make decisions on investments in the various categories.

FUND HOLDINGS – (Unaudited), (Continued)

(a)	As a percentage of investments.

SMI 50/40/10 Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund’s investment adviser, allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

•	50% – Dynamic Asset Allocation Strategy

•	40% – Fund Upgrading Strategy

•	10% – Sector Rotation Strategy

The Sector Rotation Strategy involves the Adviser selecting from a universe of mutual funds and ETFs it has compiled using proprietary methods. This universe is specifically designed by the Adviser to balance exposure to a wide variety of market sectors and industries. This universe includes both leveraged and non-leveraged funds. The Adviser ranks these funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Adviser purchases one or more mutual funds or ETFs to gain the desired exposure to that particular sector. This portion of the Fund may be concentrated, meaning that the Fund may be invested in as few as one or two sectors at a time and potentially as few as one underlying mutual fund or ETF.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Sound Mind Investing Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 – April 30, 2016 (a)
Actual	$1,000.00	$979.20	$5.72
Hypothetical (b)	$1,000.00	$1,019.09	$5.83

(a)	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

SUMMARY OF FUNDS’ EXPENSES – (Unaudited), (Continued)

SMI Conservative Allocation Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 – April 30, 2016 (a)
Actual	$1,000.00	$998.00	$5.76
Hypothetical (b)	$1,000.00	$1,019.09	$5.83

(a)	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

SMI Dynamic Allocation Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 – April 30, 2016 (a)
Actual	$1,000.00	$994.20	$5.75
Hypothetical (b)	$1,000.00	$1,019.09	$5.83

(a)	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

SMI Bond Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 – April 30, 2016 (a)
Actual	$1,000.00	$1,009.10	$4.27
Hypothetical (b)	$1,000.00	$1,020.62	$4.29

(a)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

SMI 50/40/10 Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 – April 30, 2016 (a)
Actual	$1,000.00	$990.40	$7.23
Hypothetical (b)	$1,000.00	$1,017.59	$7.33

(a)	Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Mutual Funds 73.36%	Shares	Fair Value
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets – 72.31%
AB Large Cap Growth Fund – Advisor Class	204,761	$8,159,743
Aegis Value Fund, Inc. (a)	178,552	2,719,344
Akre Focus Fund – Institutional Class *	330,254	7,926,090
AQR Large Cap Defensive Style Fund – Class N	180,718	2,725,229
Champlain Mid Cap Fund – Institutional Class	242,637	3,464,851
Delaware Smid Cap Growth Fund – Institutional Class	102,044	3,351,122
Fidelity Small Cap Value Fund	432,756	7,612,184
Hennessy Focus Fund – Institutional Class	85,809	6,180,799
Jensen Quality Growth Fund – Institutional Class	215,816	8,289,482
Lazard Global Listed Infrastructure Portfolio – Institutional Class	1,069,896	15,160,426
Lazard U.S. Equity Concentrated Portfolio – Institutional Class	750,708	10,427,329
Loomis Sayles Growth Fund – Class Y	738,829	8,533,471
Mairs & Power Growth Fund – Investor Class	45,686	5,199,098
Oppenheimer International Small-Mid Company Fund – Class Y	388,028	14,209,585
Polen Growth Fund – Institutional Class (a)	711,001	13,452,141
T. Rowe Price Mid-Cap Growth Fund	83,769	6,139,438
Value Line Small Cap Opportunities Fund – Investor Class	49,422	2,083,623
Victory Sycamore Established Value Fund – Institutional Class	194,051	6,225,154
Virtus Foreign Opportunities Fund – Institutional Class	73,540	2,119,423
Virtus Small-Cap Core Fund – Institutional Class (a)	172,974	3,935,148
Virtus Small-Cap Sustainable Growth Fund – Institutional Class (a)	275,812	5,019,780
Wasatch International Growth Fund – Investor Class *	226,835	6,578,215

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $151,311,804)		149,511,675

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 1.05% (b)
Allianz NFJ Dividend Value Fund – Institutional Class	200	3,190
Allianz NFJ Small-Cap Value Fund – Institutional Class	162	3,695
American Century International Discovery Fund – Institutional Class	250	3,166
Artisan International Small Cap Fund – Investor Class	150	3,450
Artisan International Value Fund – Investor Class	150	4,846
Artisan Mid Cap Value Fund – Investor Class	200	4,106
Artisan Small Cap Fund – Investor Class	250	6,360
Artisan Small Cap Value Fund – Investor Class	150	1,631
Artisan Value Fund – Advisor Class	153,660	1,899,232

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited), (Continued)

Mutual Funds 73.36% – continued	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 1.05% (b) – continued
Aston/TAMRO Small Cap Fund – Institutional Class	100	$636
BBH Core Select Fund – Class N	100	2,094
Berwyn Fund	100	2,753
BlackRock International Opportunities Portfolio – Institutional Class	100	3,166
Bridgeway Small-Cap Growth Fund – Class N	205	4,140
Bridgeway Small-Cap Value Fund – Class N	179	3,656
Buffalo Small Cap Fund, Inc.	150	2,496
Columbia Acorn International – Class Z	100	3,936
Columbia Acorn Select – Class Z	150	2,247
Columbia Small Cap Growth Fund I – Class Z	100	1,663
Columbia Value and Restructuring Fund – Class Z	50	2,045
Davis Opportunity Fund – Class Y	100	3,019
Delaware Select Growth Fund – Institutional Class	100	3,844
Delaware Small Cap Value Fund – Institutional Class	100	5,116
Delaware Value Fund – Institutional Class	144	2,654
Deutsche Small Cap Value Fund – Institutional Class	85	1,900
DFA International Small Cap Value Portfolio – Investor Class	100	1,908
DFA International Small Company Portfolio – Institutional Class	100	1,760
DFA US Small Cap Value Portfolio – Institutional Class	100	3,163
Dreyfus Opportunistic Small Cap Fund	100	2,825
Fairholme Fund	100	1,862
Fidelity Mid-Cap Stock Fund	150	5,110
Fidelity Small Cap Discovery Fund	100	2,781
Fidelity Small Cap Stock Fund	150	2,622
Franklin Small Cap Value Fund – Advisor Class	100	4,943
Hartford International Opportunities Fund/The – Class Y	248	3,690
Heartland Value Fund	100	3,605
Hennessy Focus Fund – Investor Class	100	7,062
Hotchkis and Wiley Mid-Cap Value Fund – Institutional Class	100	3,267
Invesco American Value Fund – Class R5	100	3,429
Janus Overseas Fund – Class T	100	2,522
Janus Venture Fund – Class T	100	6,011
JOHCM International Select Fund – Institutional Class (c)	100	1,841
JPMorgan Disciplined Equity Fund – Institutional Class	100	2,177
JPMorgan Mid Cap Value Fund – Institutional Class	100	3,550
JPMorgan Small Cap Equity Fund – Select Class	226	10,447

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited), (Continued)

Mutual Funds 73.36% – continued	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 1.05% (b) – continued
Legg Mason Opportunity Trust – Institutional Class *	100	$1,799
Longleaf Partners Fund	150	3,511
Longleaf Partners International Fund	100	1,303
Longleaf Partners Small-Cap Fund	100	3,010
Lord Abbett Developing Growth Fund, Inc. – Institutional Class	100	1,873
Morgan Stanley Institutional Fund, Inc. – Growth Portfolio – Institutional Class (c)	100	3,788
Neuberger Berman Genesis Fund – Institutional Class	100	5,215
Nicholas Fund, Inc.	50	3,132
Oakmark International Fund – Institutional Class	150	3,176
Oakmark International Small Cap Fund – Institutional Class	150	2,169
Oakmark Select Fund – Institutional Class	150	5,697
Oppenheimer Mid Cap Value Fund – Class Y	100	4,798
Perkins Mid Cap Value Fund – Class T	200	3,198
PRIMECAP Odyssey Aggressive Growth Fund	100	3,096
Principal SmallCap Growth Fund I – Institutional Class	200	2,102
Royce Low-Priced Stock Fund – Investment Class	150	1,166
Royce Opportunity Fund – Investor Class	151	1,673
Royce Premier Fund – Investment Class	300	4,569
Royce Small-Cap Value Fund – Institutional Class	100	929
Royce Special Equity Fund – Investment Class	100	1,899
Royce Special Equity Fund – Institutional Class	150	2,828
RS Small Cap Growth Fund – Class Y	100	5,943
T. Rowe Price International Discovery Fund	150	7,999
T. Rowe Price New Horizons Fund	100	4,117
T. Rowe Price Small-Cap Value Fund	100	3,792
Third Avenue Value Fund – Institutional Class	335	16,742
Thornburg Value Fund – Institutional Class	100	5,223
TIAA-CREF International Equity Fund – Institutional Class	100	1,053
Touchstone Sands Capital Select Growth Fund – Class Y	100	1,534
Tweedy Browne Global Value Fund	150	3,664
Vanguard Strategic Equity Fund – Investor Class	100	2,837
Wasatch Emerging Markets Small Cap Fund	1,000	2,450

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $2,146,789)		2,165,901

TOTAL MUTUAL FUNDS (Cost $153,458,593)		151,677,576

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited), (Continued)

Exchange-Traded Funds 26.29%	Shares	Fair Value
Consumer Staples Select Sector SPDR Fund	162,200	$8,483,060
iShares MSCI USA Minimum Volatility ETF	195,300	8,548,281
iShares Select Dividend ETF	68,100	5,586,924
PowerShares High Yield Equity Dividend Achievers Portfolio (a)	1,275,500	19,011,327
PowerShares S&P 500 High Dividend Low Volatility Portfolio	343,400	12,740,140

TOTAL EXCHANGE-TRADED FUNDS (Cost $51,181,418)		54,369,732

Money Market Securities 0.97%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (d)	2,008,714	2,008,714

TOTAL MONEY MARKET SECURITIES (Cost $2,008,714)		2,008,714

TOTAL INVESTMENTS – 100.62% (Cost $206,648,725)		$208,056,022

Liabilities in Excess of Other Assets – (0.62)%		(1,284,848)

NET ASSETS – 100.00%		$206,771,174

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940, as amended (the “1940 Act”) provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of April 30, 2016, the fair value of illiquid securities held by the Fund was $21,031,472 or 10.17% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Security is fair valued by the Adviser.
(d)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.
ETF	– Exchange-Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

SMI CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Exchange-Traded Funds – 69.26%	Shares	Fair Value
iShares 20+ Year Treasury Bond ETF	15,350	$1,985,983
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,100	1,576,323
PowerShares DB Gold Fund ETF (a)*	96,100	4,065,030
Vanguard Intermediate-Term Bond ETF	4,250	366,945
Vanguard Long-Term Corporate Bond ETF	20,500	1,869,805
Vanguard REIT ETF	45,500	3,723,265

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,288,801)		13,587,351

Mutual Funds – 30.26%
Scout Core Plus Bond Fund – Institutional Class	60,563	1,975,561
Vanguard Intermediate-Term Bond Index Fund – Admiral Class	339,349	3,960,200

TOTAL MUTUAL FUNDS (Cost $5,886,764)		5,935,761

Money Market Securities – 0.51%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (b)	99,290	99,290

TOTAL MONEY MARKET SECURITIES (Cost $99,290)		99,290

TOTAL INVESTMENTS – 100.03% (Cost $19,274,855)		$19,622,402

Liabilities in Excess of Other Assets – (0.03)%		(6,038)

NET ASSETS – 100.00%		$19,616,364

(a)	A portion of this security may be deemed illiquid due to the 1940 Act provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of April 30, 2016, the fair value of illiquid securities held by the Fund was $1,693,339 or 8.63% of net assets.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Exchange-Traded Funds – 92.63%	Shares	Fair Value
iShares 20+ Year Treasury Bond ETF	250,900	$32,461,442
iShares iBoxx $ Investment Grade Corporate Bond ETF	132,700	15,967,791
PowerShares DB Gold Fund ETF (a)(b)*	1,115,000	47,164,500
Vanguard Intermediate-Term Bond ETF	93,700	8,090,058
Vanguard REIT ETF (a)	737,200	60,325,076
Vanguard Short-Term Bond ETF	98,000	7,899,780

TOTAL EXCHANGE-TRADED FUNDS (Cost $168,229,372)		171,908,647

Mutual Funds – 4.24%
First Eagle Gold Fund – Institutional Class *	423,575	7,865,781

TOTAL MUTUAL FUNDS (Cost $6,300,000)		7,865,781

Money Market Securities – 3.17%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (c)	5,875,081	5,875,081

TOTAL MONEY MARKET SECURITIES (Cost $5,875,081)		5,875,081

TOTAL INVESTMENTS – 100.04% (Cost $180,404,453)		$185,649,509

Liabilities in Excess of Other Assets – (0.04)%		(69,816)

NET ASSETS – 100.00%		$185,579,693

(a)	For a schedule of the Fund’s holdings please refer to the Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	A portion of this security may be deemed illiquid due to the 1940 Act provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of April 30, 2016, the fair value of illiquid securities held by the Fund was $44,792,809 or 24.14% of net assets.
(c)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

SMI BOND FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Exchange-Traded Funds – 23.14%	Shares	Fair Value
Vanguard Long-Term Corporate Bond ETF	20,900	$1,906,289

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,905,983)		1,906,289

Mutual Funds – 73.65%
Scout Core Plus Bond Fund – Institutional Class (a)	63,308	2,065,115
Vanguard Intermediate-Term Bond Index Fund – Admiral Class (a)	342,884	4,001,456

TOTAL MUTUAL FUNDS (Cost $6,012,570)		6,066,571

Money Market Securities – 0.31%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (b)	25,182	25,182

TOTAL MONEY MARKET SECURITIES (Cost $25,182)		25,182

TOTAL INVESTMENTS – 97.10% (Cost $7,943,735)		$7,998,042

Other Assets in Excess of Liabilities – 2.90%		239,065

NET ASSETS – 100.00%		$8,237,107

(a)	For a schedule of the Fund’s holdings please refer to the Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.
ETF	– Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Exchange-Traded Funds – 57.57%	Shares	Fair Value
iShares 20+ Year Treasury Bond ETF	10,650	$1,377,897
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,650	1,401,844
PowerShares DB Gold Fund ETF (a)*	67,600	2,859,480
PowerShares High Yield Equity Dividend Achievers Portfolio	49,100	731,836
PowerShares S&P 500 High Dividend Low Volatility Portfolio	23,800	882,980
Vanguard REIT ETF	33,300	2,724,939

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,685,991)		9,978,976

Common Stocks – 5.60%
Telecommunication Services – 5.60%
AT&T, Inc.	12,800	496,896
Verizon Communications, Inc.	9,300	473,742

TOTAL COMMON STOCKS (Cost $1,001,455)		970,638

Mutual Funds – 33.03%
Aegis Value Fund, Inc.	36,850	561,227
Akre Focus Fund – Institutional Class *	7,564	181,540
Artisan Value Fund – Advisor Class	52,886	653,677
Champlain Mid Cap Fund – Institutional Class	26,261	375,000
Lazard Global Listed Infrastructure Portfolio – Institutional Class	44,051	624,204
Lazard U.S. Equity Concentrated Portfolio – Institutional Class	29,381	408,104
Loomis Sayles Growth Fund – Class Y	59,918	692,051
Oppenheimer International Small-Mid Company Fund – Class Y	8,147	298,361
Polen Growth Fund – Institutional Class	25,486	482,190
ProFunds Telecommunications UltraSector ProFund – Investor Class (a)	27,899	661,203
Virtus Small-Cap Sustainable Growth Fund – Institutional Class	31,042	564,969
Wasatch International Growth Fund – Investor Class *	7,671	222,471

TOTAL MUTUAL FUNDS (Cost $5,738,436)		5,724,997

Money Market Securities – 1.14%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (b)	197,965	197,965

TOTAL MONEY MARKET SECURITIES (Cost $197,965)		197,965

TOTAL INVESTMENTS – 97.34% (Cost $16,623,847)		$16,872,576

Other Assets in Excess of Liabilities – 2.66%		461,016

NET ASSETS – 100.00%		$17,333,592

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited), (Continued)

(a)	A portion of this security may be deemed illiquid due to the 1940 Act provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of April 30, 2016, the fair value of illiquid securities held by the Fund was $1,035,341 or 5.97% of net assets.

(b)	Rate disclosed is the seven day yield as of April 30, 2016.

*	Non-income producing security.

ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2016 – (Unaudited)

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund
Assets
Investment in securities:
At cost	$206,648,725	$19,274,855	$180,404,453

At fair value	$208,056,022	$19,622,402	$185,649,509
Cash	—	264	—
Receivable for investments sold	3,510,665	1,868,023	—
Receivable for fund shares sold	13,360	3,205	85,376
Dividend receivable	574	8,735	4,699
Prepaid expenses	31,770	18,583	35,266

Total Assets	211,612,391	21,521,212	185,774,850

Liabilities
Payable for investments purchased	4,517,334	1,869,710	—
Payable for fund shares redeemed	127,432	5,000	22,070
Payable to Adviser	170,409	9,416	151,540
Payable to administrator, fund accountant, and transfer agent	12,265	2,655	8,483
Payable to custodian	4,192	1,193	2,071
Payable to trustees	638	—	507
Other accrued expenses	8,947	16,874	10,486

Total Liabilities	4,841,217	1,904,848	195,157

Net Assets	$206,771,174	$19,616,364	$185,579,693

Net Assets consist of:
Paid-in capital	$211,386,638	$20,245,138	$192,723,087
Accumulated undistributed net investment (loss)	(1,057,635)	(5,826)	(254,396)
Accumulated undistributed net realized loss from investment transactions	(4,965,126)	(970,495)	(12,134,054)
Net unrealized appreciation on investment securities	1,407,297	347,547	5,245,056

Net Assets	$206,771,174	$19,616,364	$185,579,693

Shares outstanding (unlimited number of shares authorized, no par value)	20,614,072	2,101,755	17,196,156

Net asset value (“NAV”) and offering price per share	$10.03	$9.33	$10.79

Redemption price per share (NAV * 98%) (a)	$9.83	$9.14	$10.57

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2016 – (Unaudited), (Continued)

	SMI Bond Fund	SMI 50/40/10 Fund
Assets
Investment in securities:
At cost	$7,943,735	$16,623,847

At fair value	$7,998,042	$16,872,576
Cash	2,484	—
Receivable for investments sold	1,932,588	583,508
Receivable for fund shares sold	188,879	535,476
Dividend receivable	8,797	11,612
Receivable from Adviser	4,786	—
Prepaid expenses	25,295	26,851

Total Assets	10,160,871	18,030,023

Liabilities
Payable for investments purchased	1,905,983	672,561
Payable for fund shares redeemed	2,161	—
Payable for distributions to shareholders	109	—
Payable to Adviser	—	7,702
Payable to administrator, fund accountant, and transfer agent	884	798
Payable to custodian	595	538
Other accrued expenses	14,032	14,832

Total Liabilities	1,923,764	696,431

Net Assets	$8,237,107	$17,333,592

Net Assets consist of:
Paid-in capital	$8,311,781	$18,391,224
Accumulated undistributed net investment (loss)	(17,899)	(52,513)
Accumulated undistributed net realized loss from investment transactions	(111,082)	(1,253,848)
Net unrealized appreciation on investment securities	54,307	248,729

Net Assets	$8,237,107	$17,333,592

Shares outstanding (unlimited number of shares authorized, no par value)	841,974	1,913,546

Net asset value (“NAV”) and offering price per share	$9.78	$9.06

Redemption price per share (NAV * 98%) (a)	$9.58	$8.88

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2016 – (Unaudited)

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund
Investment Income
Dividend income	$1,491,139	$252,951	$2,136,154

Total investment income	1,491,139	252,951	2,136,154

Expenses
Investment Adviser	1,047,573	91,214	930,646
Administration	24,480	2,412	21,661
Fund accounting	14,154	1,394	12,521
Transfer agent	30,038	8,281	16,672
Custodian	10,718	3,314	5,471
Chief Compliance Officer	5,371	5,371	5,371
Trustee	4,783	2,241	4,453
Legal	12,033	9,139	11,286
Audit	7,763	8,922	7,763
Printing	19,040	1,643	16,085
Registration	16,215	16,897	26,316
Miscellaneous	19,844	11,403	16,049
Line of credit	3,466	355	3,080
Interest expense	—	492	1,266

Total expenses	1,215,478	163,078	1,078,640
Fees waived by Adviser	—	(45,843)	—

Net operating expenses	1,215,478	117,235	1,078,640

Net investment income	275,661	135,716	1,057,514

Net Realized and Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	8,706,899	15,711	28,483
Net realized loss on investment transactions	(13,671,778)	(325,887)	(3,114,402)
Net change in unrealized appreciation (depreciation) on investments	(368,268)	115,491	886,006

Net realized and unrealized gain (loss) on investments	(5,333,147)	(194,685)	(2,199,913)

Net increase (decrease) in net assets resulting from operations	$(5,057,486)	$(58,969)	$(1,142,399)

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2016 – (Unaudited), (Continued)

	SMI Bond Fund	SMI 50/40/10 Fund
Investment Income
Dividend income	$100,000	$155,648

Total investment income	100,000	155,648

Expenses
Investment Adviser	27,319	77,027
Administration	839	1,522
Fund accounting	478	877
Transfer agent	4,416	6,210
Custodian	1,390	1,412
Chief Compliance Officer	5,371	5,371
Trustee	2,079	2,160
Legal	8,799	8,894
Audit	8,589	8,589
Printing	808	1,300
Registration	6,359	7,048
Offering	19,988	20,047
Miscellaneous	5,151	6,698
Line of credit	85	145
Interest expense	32	—

Total expenses	91,703	147,300
Fees waived by Adviser	(58,763)	(34,662)
Fees voluntarily waived by the administrator	(1,833)	—

Net operating expenses	31,107	112,638

Net investment income	68,893	43,010

Net Realized and Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	11,219	197,503
Net realized loss on investment transactions	(94,965)	(426,553)
Net change in unrealized appreciation (depreciation) on investments	97,449	44,289

Net realized and unrealized gain (loss) on investments	13,703	(184,761)

Net increase (decrease) in net assets resulting from operations	$82,596	$(141,751)

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Decrease in Net Assets due to:
Operations
Net investment income (loss)	$275,661	$(1,516,121)
Long term capital gain dividends from investment companies	8,706,899	12,375,953
Net realized gain (loss) on investment transactions	(13,671,778)	18,464,087
Net change in unrealized appreciation on investments	(368,268)	(27,522,080)

Net increase (decrease) in net assets resulting from operations	(5,057,486)	1,801,839

Distributions From:
Net investment income	—	(1,347,114)
Net realized gains	(28,684,023)	(43,665,598)

Total distributions	(28,684,023)	(45,012,712)

Capital Transactions
Proceeds from shares sold	8,361,909	20,805,833
Proceeds from redemption fees (a)	4,108	8,051
Reinvestment of distributions	27,898,432	44,074,918
Amount paid for shares redeemed	(23,091,054)	(77,008,628)

Net increase (decrease) in net assets resulting from capital transactions	13,173,395	(12,119,826)

Total Decrease in Net Assets	(20,568,114)	(55,330,699)

Net Assets
Beginning of period	227,339,288	282,669,987

End of period	$206,771,174	$227,339,288

Accumulated net investment loss included in net assets at end of period	$(1,057,635)	$(1,333,296)

Share Transactions
Shares sold	827,081	1,669,832
Shares issued in reinvestment of distributions	2,727,119	3,648,586
Shares redeemed	(2,266,877)	(6,270,705)

Net increase (decrease) in shares outstanding	1,287,323	(952,287)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI CONSERVATIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Decrease in Net Assets due to:
Operations
Net investment income	$135,716	$221,588
Long term capital gain dividends from investment companies	15,711	711,659
Net realized loss on investment transactions and swap contracts	(325,887)	(763,305)
Net change in unrealized appreciation (depreciation) on investments and swap contracts	115,491	(1,236,357)

Net decrease in net assets resulting from operations	(58,969)	(1,066,415)

Distributions From:
Net investment income	(217,790)	(234,212)
Net realized gains	(438,679)	(3,459,165)

Total distributions	(656,469)	(3,693,377)

Capital Transactions
Proceeds from shares sold	1,515,624	6,964,005
Proceeds from redemption fees (a)	460	2,295
Reinvestment of distributions	644,376	3,636,441
Amount paid for shares redeemed	(4,031,379)	(14,246,135)

Net decrease in net assets resulting from capital transactions	(1,870,919)	(3,643,394)

Total Decrease in Net Assets	(2,586,357)	(8,403,186)

Net Assets
Beginning of period	22,202,721	30,605,907

End of period	$19,616,364	$22,202,721

Accumulated net investment income (loss) included in net assets at end of period	$(5,826)	$76,248

Share Transactions
Shares sold	163,375	676,358
Shares issued in reinvestment of distributions	69,512	353,052
Shares redeemed	(432,194)	(1,385,789)

Net decrease in shares outstanding	(199,307)	(356,379)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,057,514	$3,105,038
Long term capital gain dividends from investment companies	28,483	3,376
Net realized loss on investment transactions	(3,114,402)	(9,671,547)
Net change in unrealized appreciation on investments	886,006	(5,577,797)

Net decrease in net assets resulting from operations	(1,142,399)	(12,140,930)

Distributions From:
Net investment income	(2,361,609)	(3,044,696)
Net realized gains	—	(1,173,745)

Total distributions	(2,361,609)	(4,218,441)

Capital Transactions
Proceeds from shares sold	11,460,026	97,034,317
Proceeds from redemption fees (a)	3,183	8,043
Reinvestment of distributions	2,304,657	4,160,062
Amount paid for shares redeemed	(22,223,096)	(34,306,667)

Net increase (decrease) in net assets resulting from capital transactions	(8,455,230)	66,895,755

Total Increase (Decrease) in Net Assets	(11,959,238)	50,536,384

Net Assets
Beginning of period	197,538,931	147,002,547

End of period	$185,579,693	$197,538,931

Accumulated net investment income (loss) included in net assets at end of period	$(254,396)	$1,049,699

Share Transactions
Shares sold	1,074,093	8,126,323
Shares issued in reinvestment of distributions	212,607	346,672
Shares redeemed	(2,070,114)	(2,940,748)

Net increase (decrease) in shares outstanding	(783,414)	5,532,247

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2016 (Unaudited)	For the Period Ended October 31, 2015 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$68,893	$2,420
Long term capital gain dividends from investment companies	11,219	—
Net realized loss on investment transactions	(94,965)	(27,336)
Net change in unrealized appreciation (depreciation) on investments	97,449	(43,142)

Net increase (decrease) in net assets resulting from operations	82,596	(68,058)

Distributions From:
Net investment income	(86,792)	(2,960)

Total distributions	(86,792)	(2,960)

Capital Transactions
Proceeds from shares sold	2,226,209	7,595,456
Proceeds from redemption fees (b)	357	676
Reinvestment of distributions	85,570	2,894
Amount paid for shares redeemed	(825,085)	(773,756)

Net increase in net assets resulting from capital transactions	1,487,051	6,825,270

Total Increase in Net Assets	1,482,855	6,754,252

Net Assets
Beginning of period	6,754,252	—

End of period	$8,237,107	$6,754,252

Accumulated net investment loss included in net assets at end of period	$(17,899)	$—

Share Transactions
Shares sold	229,424	766,917
Shares issued in reinvestment of distributions	8,867	293
Shares redeemed	(85,054)	(78,473)

Net increase in shares outstanding	153,237	688,737

(a)	For the period April 28, 2015 (commencement of operations) through October 31, 2015.
(b)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2016 (Unaudited)	For the Period Ended October 31, 2015 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$43,010	$(4,088)
Long term capital gain dividends from investment companies	197,503	—
Net realized (loss) on investment transactions	(426,553)	(1,024,798)
Net change in unrealized appreciation on investments	44,289	204,440

Net decrease in net assets resulting from operations	(141,751)	(824,446)

Distributions From:
Net investment income	(91,435)	—

Total distributions	(91,435)	—

Capital Transactions
Proceeds from shares sold	5,937,990	14,865,557
Proceeds from redemption fees (b)	46	16
Reinvestment of distributions	89,149	—
Amount paid for shares redeemed	(1,606,932)	(894,602)

Net increase in net assets resulting from capital transactions	4,420,253	13,970,971

Total Increase in Net Assets	4,187,067	13,146,525

Net Assets
Beginning of period	13,146,525	—

End of period	$17,333,592	$13,146,525

Accumulated net investment loss included in net assets at end of period	$(52,513)	$(4,088)

Share Transactions
Shares sold	658,026	1,522,749
Shares issued in reinvestment of distributions	9,764	—
Shares redeemed	(182,512)	(94,481)

Net increase in shares outstanding	485,278	1,428,268

(a)	For the period April 29, 2015 (commencement of operations) through October 31, 2015.
(b)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

This page intentionally left blank.

SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Period Ended April 30, 2016 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$11.76

Income from investment operations:
Net investment income (loss)(a)	0.02
Net realized and unrealized gain	(0.24)

Total from investment operations	(0.22)

Less Distributions to Shareholders:
From net investment income	—
From net realized gain	(1.51)

Total distributions	(1.51)

Paid in capital from redemption fees(c)	—

Net asset value, end of period	$10.03

Total Return(d)	(2.08	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$206,771
Ratio of expenses to average net assets(f)	1.16	%(g)(h)
Ratio of net investment income (loss) to average net assets(a)(i)	0.26	%(h)
Portfolio turnover rate	63.22	%(e)

(a)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Resulted in less than $0.005 per share.
(c)	Redemption fee resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests or line of credit interest expense and borrowing costs. If these refunds and borrowing costs had been included, the ratio of expenses to average net assets would have been 1.16% for the period ended April 30, 2016 and 1.14%, 1.09%, 1.17%, 1.15% and 1.14% for the years ended October 31, 2015, October 31, 2014, October 31, 2013, October 31, 2012 and October 31, 2011, respectively.
(h)	Annualized.
(i)	This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.
(j)	Portfolio turnover rate excludes $21,405,392 of purchases, which is the book value of securities acquired at the time of merger with SMI Managed Volatility Fund.

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period) – (Continued)

Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013		Year Ended October 31, 2012		Year Ended October 31, 2011

$13.94		$14.47		$11.36		$10.74		$10.71

(0.08)		(0.09)		(0.05)		—		0.02
0.16		1.12		3.66		0.62		0.04

0.08		1.03		3.61		0.62		0.06

(0.07)		(0.05)		—	(b)	—		(0.03)
(2.19)		(1.51)		(0.50)		—		—

(2.26)		(1.56)		(0.50)		—		(0.03)

—		—		—		—		—

$11.76		$13.94		$14.47		$11.36		$10.74

0.16%		7.38%		33.01%		5.77%		0.50%

$227,339		$282,670		$293,035		$272,092		$288,727
1.13	%(g)	1.11	%(g)	1.17	%(g)	1.15	%(g)	1.15	%(g)
(0.59)%		(0.64)%		(0.41)%		0.00%		0.13%
216.17%		135.60%		93.59%		187.39%		165.12	%(j)

See accompanying notes which are an integral part of these financial statements.

SMI CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Period Ended April 30, 2016 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.65

Income from investment operations:
Net investment income (loss)(b)	0.06
Net realized and unrealized gain (loss)	(0.08)

Total from investment operations	(0.02)

Less Distributions to Shareholders:
From net investment income	(0.10)
From net realized gain	(0.20)

Total distributions	(0.30)

Paid in capital from redemption fees	—	(c)

Net asset value, end of period	$9.33

Total Return(d)	(0.20	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$19,616
Ratio of expenses to average net assets(f)	1.15	%(g)(h)
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.61	%(h)
Ratio of net investment income (loss) to average net assets(b)(i)	1.34	%(h)
Portfolio turnover rate	140.67	%(e)

(a)	For the period December 30, 2010 (the date the Fund commenced operations) through October 31, 2011.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Redemption fees resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g)	This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests or line of credit interest expense and borrowing costs. If these refunds and borrowing costs had been included, the ratio of expenses to average net assets would have been 1.16% for the period ended April 30, 2016 and 1.16%, 1.16%, 1.13%, 1.14%, and 1.14% for the periods ended April 30, 2016, October 31, 2015, October 31, 2014, October 31, 2012 and October 31, 2011, respectively.
(h)	Annualized.
(i)	This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

SMI CONSERVATIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period) – (Continued)

Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012		Period Ended October 31, 2011(a)

$11.52		$12.20		$10.31	$9.70		$10.00

0.08		(0.01)		(0.02)	0.03		(0.01)
(0.52)		0.54		2.11	0.63		(0.30)

(0.44)		0.53		2.09	0.66		(0.31)

(0.09)		(0.06)		(0.03)	(0.05)		—
(1.34)		(1.15)		(0.17)	—		—

(1.43)		(1.21)		(0.20)	(0.05)		—

—	(c)	—	(c)	— (c)	—	(c)	0.01

$9.65		$11.52		$12.20	$10.31		$9.70

(4.58)%		4.46%		20.56%	6.89%		(3.00	)%(e)

$22,203		$30,606		$29,826	$37,258		$34,830
1.15	%(g)	1.15	%(g)	1.15%	1.15	%(g)	1.15	%(g)(h)
1.49%		1.31%		1.52%	1.49%		1.80	%(h)
0.82%		(0.17)%		(0.06)%	0.29%		(0.17	)%(h)
377.51%		255.50%		270.30%	349.33%		276.04	%(e)

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Period Ended April 30, 2016 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.99

Income from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	(0.13)

Total from investment operations	(0.06)

Less Distributions to Shareholders:
From net investment income	(0.14)
From net realized gains	—

Total distributions	(0.14)

Paid in capital from redemption fees(c)	—

Net asset value, end of period	$10.79

Total Return(d)	(0.58	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$185,580
Ratio of expenses to average net assets(f)	1.16	%(g)
Ratio of net investment income to average net assets(b)	1.14	%(g)
Portfolio turnover rate	78.62	%(e)

(a)	For the period February 28, 2013 (the date the Fund commenced operations) through October 31, 2013.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Redemption fees resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period) – (Continued)

Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)

$11.81	$10.95	$10.00

0.19	0.23	0.05
(0.69)	0.81	0.90

(0.50)	1.04	0.95

(0.23)	(0.18)	—
(0.09)	—	—

(0.32)	(0.18)	—

—	—	—

$10.99	$11.81	$10.95

(4.52)%	9.64%	9.50	%(e)

$197,539	$147,003	$68,290
1.15%	1.20%	1.30	%(g)
1.62%	2.13%	0.94	%(g)
248.18%	134.71%	68.64	%(e)

See accompanying notes which are an integral part of these financial statements.

SMI BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Period Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.81		$10.00

Income from investment operations:
Net investment income (loss)(b)	0.10		0.01
Net realized and unrealized gain (loss)	(0.01	)(c)	(0.19)

Total from investment operations	0.09		(0.18)

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.01)

Total distributions	(0.12)		(0.01)

Paid in capital from redemption fees(d)	—		—

Net asset value, end of period	$9.78		$9.81

Total Return(e)	0.91	%(f)	(1.82	)%(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$8,237		$6,754
Ratio of expenses to average net assets(g)	0.85	%(i)	0.85	%(h)(i)
Ratio of expenses to average net assets before waiver and reimbursement(g)	2.52	%(i)	4.18	%(i)
Ratio of net investment income (loss) to average net assets(b)	1.89	%(i)	0.11	%(i)
Portfolio turnover rate	219.00	%(f)	399.72	%(f)

(a)	For the period April 28, 2015 (the date the Fund commenced operations) through October 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Redemption fees resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(h)	This ratio does not include the effects of line of credit interest expense and borrowing costs. If these borrowing costs had been included, the ratio of expenses to average net assets would have been 0.86% for the period ended October 31, 2015.
(i)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SMI 50/40/10 FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Period Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.20		$10.00

Income from investment operations:
Net investment income (loss)(b)	0.03		—	(c)
Net realized and unrealized gain (loss)	(0.12)		(0.80)

Total from investment operations	(0.09)		(0.80)

Less Distributions to Shareholders:
From net investment income	(0.05)		—

Total distributions	(0.05)		—

Paid in capital from redemption fees(d)	—		—

Net asset value, end of period	$9.06		$9.20

Total Return(e)	(0.96	)%(f)	(8.00	)%(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$17,334		$13,147
Ratio of expenses to average net assets(g)	1.45	%(h)	1.45	%(h)
Ratio of expenses to average net assets before waiver and reimbursement(g)	1.90	%(h)	2.75	%(h)
Ratio of net investment income (loss) to average net assets(b)	0.56	%(h)	(0.09	)%(h)
Portfolio turnover rate	82.01	%(f)	184.30	%(f)

(a)	For the period April 29, 2015 (the date the Fund commenced operations) through October 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Amount is less than $0.005 per share.
(d)	Redemption fee resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(h)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of The Valued Advisers Trust (the “Trust”). Pursuant to a reorganization that took place on February 28, 2013, the SMI Fund and SMI Conservative Allocation Fund are the successors to the series of the Unified Series Trust (the “Predecessor Funds”) with the same names. The Predecessor Funds had the same investment objectives and strategies and substantially the same investment policies as the Funds. The SMI Fund was organized on August 29, 2005, and commenced operations on December 2, 2005. The SMI Conservative Allocation Fund was organized on November 13, 2010, and commenced operations on December 30, 2010. The SMI Dynamic Allocation Fund was organized on December 11, 2012, and commenced operations on February 28, 2013. The SMI Bond Fund was organized on March 11, 2015, and commenced operations on April 28, 2015. The SMI 50/40/10 Fund was organized on March 11, 2015, and commenced operations on April 29, 2015. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund seek total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

As of and during the period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2016, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust, or at the fund complex level, that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gain distributions are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values (“NAV”) per share of the Funds.

Swap Contracts – The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. The Funds may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Funds’ obligation under a swap agreement will be accrued daily (offset against amounts owed to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty may be

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing agent and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statements of Operations. Payments made or received as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. Please see Note 4 for information on swap agreement activity during the period ended April 30, 2016.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing agent of the Funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing agent and will generally be classified as Level 2 securities.

Fixed income securities, including asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

of such securities. A pricing service uses various inputs and techniques, that include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), in the absence of an available price may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Funds’ may invest in default or otherwise cease to have market quotations readily available.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2016:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds – greater than 1% of net assets	$149,511,675	$—	$—	$149,511,675
Mutual Funds – less than 1% of net assets	2,160,272	5,629	—	2,165,901
Exchange-Traded Funds	54,369,732	—	—	54,369,732
Money Market Securities	2,008,714	—	—	2,008,714
Total Investments	$208,050,393	$5,629	$—	$208,056,022

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,587,351	$—	$—	$13,587,351
Mutual Funds	5,935,761	—	—	5,935,761
Money Market Securities	99,290	—	—	99,290
Total Investments	$19,622,402	$—	$—	$19,622,402

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$171,908,647	$—	$—	$171,908,647
Mutual Funds	7,865,781	—	—	7,865,781
Money Market Securities	5,875,081	—	—	5,875,081
Total Investments	$185,649,509	$—	$—	$185,649,509

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

	Valuation Inputs
SMI Bond Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,906,289	$—	$—	$1,906,289
Mutual Funds	6,066,571	—	—	6,066,571
Money Market Securities	25,182	—	—	25,182
Total Investments	$7,998,042	$—	$—	$7,998,042

	Valuation Inputs
SMI 50/40/10 Fund	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange-Traded Funds	$9,978,976	$—	$—	$9,978,976
Common Stocks*	970,638	—	—	970,638
Mutual Funds	5,724,997	—	—	5,724,997
Money Market Securities	197,965	—	—	197,965
Total Investments	$16,872,576	$—	$—	$16,872,576

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period for which other significant unobservable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. The transfers from Level 1 to Level 2 represent securities which were fair valued at the end of the period that were not at the beginning of the period. Transfers from Level 2 to Level 1 represent securities which were fair valued at the beginning of the period but not at April 30, 2016. The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended April 30, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
SMI Fund
Mutual Funds	$5,629	$13,710,188

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 4. DERIVATIVE TRANSACTIONS

The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund may obtain exposure to the fixed income market by investing in credit default swap (“CDX”) contracts. These Funds may use CDX contracts as an additional avenue in which to bring value to the Funds. These Funds may use CDX contracts as an alternative to buying, selling, or holding certain securities in the fixed income market. The use of CDX contracts may provide a less expensive, more expedient, or more specifically focused way to invest than traditional fixed income securities would. These Funds may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. These Funds may also invest in CDX index products and options thereon that allow these Funds to gain broad market exposure but with less company-specific risk than single name CDX agreements.

These Funds enter into CDX contracts to gain exposure or to mitigate specific forms of credit risk. Swaps expose these Funds to counterparty risk (described below). These Funds could also suffer losses with respect to a swap agreement if these Funds are unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which these Funds participate in credit default transactions are “over the counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based markets”. When these Funds invest in CDX contracts, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes these Funds to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing these Funds to suffer a loss. To mitigate counterparty risk, these Funds will sometimes require the counterparty to post collateral to the Funds’ custodian to cover the exposure.

These Funds may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a credit event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

There were no derivative transactions during the period ended April 30, 2016. As of April 30, 2016, the SMI Conservative Allocation Fund had no segregated cash collateral for outstanding swap contracts.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund Assets	SMI Fund Management Fee	SMI Conservative Allocation Fund Management Fee	SMI Dynamic Allocation Fund Management Fee
$1 – $100 million	1.00%	0.90%	1.00%
$100,000,001 – $250 million	1.00%	0.80%	1.00%
$250,000,001 to $500 million	0.90%	0.70%	0.90%
Over $500 million	0.80%	0.60%	0.80%
Management fees earned	$ 1,047,573	$ 91,214	$ 930,646
Fees waived and expenses reimbursed by Adviser	—	(45,843)	—

Fund Assets	SMI Bond Fund Management Fee
$1 – $99,999,999	0.75%
$100 million to $250 million	0.70%
Over $250 million	0.65%
Management fees earned	$ 27,319
Fees waived and expenses reimbursed by Adviser	(58,763)

Fund Assets	SMI 50/40/10 Fund Management Fee
$1 – $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%
Management fees earned	$ 77,027
Fees waived and expenses reimbursed by Adviser	(34,662)

The Adviser contractually has agreed to waive its management fee and reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with GAAP, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.50% of the Fund’s average daily net assets with respect to the SMI Fund, 1.15% with respect to the SMI Conservative Allocation Fund, 1.45% with respect to the SMI Dynamic Allocation Fund, 0.85% with respect to the SMI Bond Fund, and 1.45% with respect to the SMI 50/40/10 Fund through February 28, 2017.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

Each fee waiver or expense reimbursement is subject to recoupment by the applicable Fund within the three fiscal years following the fiscal year in which the particular waiver or expense or incurred; provided that such Fund is able to make the recoupment without exceeding the applicable expense limitation that is in effect at the time of the recoupment or at the time of the waiver or reimbursement.

The amount subject to recoupment by the SMI Conservative Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund, pursuant to the aforementioned conditions, at April 30, 2016 is as follows:

Recoverable through October 31,	SMI Conservative Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
2016	$116,168	$—	$—
2017	50,773	—	—
2018	88,520	70,768	54,878
2019	45,843	58,763	34,662

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Funds with administrative services, accounting, transfer agent and compliance services including all regulatory reporting. Ultimus contractually agreed to waive 100% of its administration, fund accounting and transfer agency fees (excluding out-of-pocket expenses) for the SMI Bond Fund through April 30, 2016. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and employees of Ultimus.

Unified Financial Securities, LLC, (the “Distributor”) acts as the principal distributor of the Fund’s Shares. Huntington National Bank is the custodian of the Funds’ investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC, acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2106, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended April 30, 2016, net of fees for administrative, transfer agent, and fund accounting services, and reimbursement of out-of-pocket expenses amounts due to Ultimus at April 30, 2016, were as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Administration expenses	$24,480	$2,412	$21,661	$—	$1,522
Transfer agent expenses	30,038	8,281	16,672	3,900	6,210
Fund accounting expenses	14,154	1,394	12,521	—	877
Payable to Ultimus	12,265	2,655	8,483	884	798

There were no payments made to the Distributor by the Funds for period ended April 30, 2016. Certain officers of the Trust are officers of the Distributor and such persons may be deemed at be affiliates of the Distributor.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 6. INVESTMENTS

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Purchases
U.S. Government Obligations	$—	$—	$—	$—	$—
Other	133,246,626	26,475,712	125,483,567	17,237,216	15,749,943

Sales
U.S. Government Obligations	$—	$—	$—	$—	$—
Other	138,888,707	28,576,130	135,396,677	15,943,189	11,660,108

NOTE 7. LINE OF CREDIT

During the period ended April 30, 2016, the Trust, on behalf of the Funds, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on February 5, 2017. Under the terms of the agreement, the Funds may borrow up to $5 million at an interest rate of LIBOR plus 150 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 7. LINE OF CREDIT – (Continued)

As of April 30, 2016, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
SMI Conservative Allocation Fund	$237,500	1.82%	26	$492	$750,000
SMI Dynamic Allocation Fund	401,056	1.78%	71	1,266	2,150,000
SMI Bond Fund	91,667	1.73%	3	32	150,000

*	Number of Days Outstanding represents the total days during the period ended April 30, 2016, that a Fund utilized the Line of Credit.

NOTE 8. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, more than of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2016, National Financial Services Corporation (“NFS”) for the benefit of others, held 26%, 30%, 36% and 54% of the SMI Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund and SMI Bond Fund, respectively. It is not known whether NFS or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 10. FEDERAL TAX INFORMATION

At April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Gross appreciation	$5,317,762	$—	$921,964	$54,293	$98,151
Gross (depreciation)	(3,911,993)	(312,772)	(1,426,262)	—	(147,740)

Net appreciation (depreciation) on investments	$1,405,769	$(312,772)	$(504,298)	$54,293	$(49,589)

Tax cost of investments	$206,650,253	$19,935,174	$186,153,807	$7,943,749	$16,922,165

The tax characterization of distributions for the fiscal year ended October 31, 2015, was as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund
	2015	2015	2015
Distributions paid from:*
Ordinary income	$1,347,114	$285,314	$3,044,706
Long-Term capital gain	43,665,598	3,408,064	1,173,735

	$45,012,712	$3,693,378	$4,218,441

	SMI Bond Fund	SMI 50/40/10 Fund
	2015	2015
Distributions paid from:*
Ordinary income	$2,420	$—

Total taxable distributions	$2,420	$—

Tax return of capital	540	—

Total distributions paid	$2,960	$—

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 10. FEDERAL TAX INFORMATION – (Continued)

At October 31, 2015, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund
Accumulated undistributed ordinary income	$—	$76,249	$1,049,699
Accumulated undistributed long-Term capital gains	28,685,304	438,678	—
Accumulated capital and other losses	(1,333,296)	—	(3,298,781)
Unrealized appreciation (depreciation)	1,774,037	(428,263)	(1,390,304)

	$29,126,045	$86,664	$(3,639,386)

	SMI Bond Fund	SMI 50/40/10 Fund
Accumulated capital and other losses	$(27,322)	$(730,568)
Unrealized appreciation (depreciation)	(43,156)	(93,878)

	$(70,478)	$(824,446)

At October 31, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

For the tax year ended October 31, 2015, the following funds deferred late year ordinary losses of:

Qualified Late Year Ordinary Losses
SMI Fund	$1,333,296
SMI 50/40/10 Fund	4,088

NOTE 11. COMMITMENTS AND CONTIGENCIES

The Funds indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited), (Continued)

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

INVESTMENT ADVISORY AGREEMENT

APPROVAL (Unaudited)

At a meeting held on December 8-9, 2015, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “Agreements”) between the Valued Advisers Trust (the “Trust”) and SMI Advisory Services, LLC (the “Adviser” or “SMI”) with respect to the Sound Mind Investing Fund, the SMI Dynamic Allocation Fund, and the SMI Conservative Allocation Fund (the “Funds”). SMI provided written information to the Board to assist the Board in its considerations.

Counsel directed the trustees to a memorandum from his firm that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements. The Board discussed the contractual arrangements between SMI and the Trust with respect to the Funds. They reflected upon the Board’s prior experience with SMI in managing the Funds, as well as their earlier discussion with representatives of SMI.

Trust counsel discussed with the trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding renewal of the Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by SMI; (ii) the investment performance of each of the Funds; (iii) the costs of the services to be provided and anticipated profits to be realized by SMI from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) SMI’s practices regarding possible conflicts of interest and potential benefits derived from its relationship with the Funds.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the Funds and their shareholders by SMI; (ii) quarterly assessments of the investment performance of the Funds by personnel of SMI; (iii) commentary on the reasons for the performance; (iv) presentations by SMI addressing SMI’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and SMI; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of SMI; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about SMI, including financial information, a description of personnel and the services provided to the Funds, information on investment advice, performance, summaries of expenses of the Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) benefits to be realized by SMI from its relationship with the Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

INVESTMENT ADVISORY AGREEMENT

APPROVAL – (Unaudited), (Continued)

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered SMI’s responsibilities under the Agreements. The trustees considered the services being provided by SMI to the Funds, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the investment objectives and limitations, its coordination of services for the Funds among the service providers to the Funds and its efforts to promote the Funds and grow their assets. The trustees considered SMI’s continuity of, and commitment to retain, qualified personnel and SMI’s commitment to maintain and enhance its resources and systems. The trustees considered SMI’s personnel, including the education and experience of SMI’s personnel. The trustees also discussed the resignation of the sub-adviser to two of the Funds and the related change in strategy going forward. After considering the foregoing information and further information in the meeting materials provided by SMI (including SMI’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by SMI were satisfactory and adequate for the Funds.

2.	Investment Performance of the Funds and the Adviser. In considering the investment performance of the Funds and SMI, the trustees compared the performance of the Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The trustees also considered the consistency of SMI’s management of the Funds with each of the Fund’s investment objective, strategies, and limitations. The trustees noted that SMI did not manage accounts for clients with investment objectives similar to the Funds. The trustees noted and gave significant consideration to SMI’s view that the “upgrading” strategy utilized by the Sound Mind Investing Fund did not allow it to be appropriately compared to any particular peer category. The trustees observed that the Sound Mind Investing Fund outperformed compared to its peers for the one month and three month periods ended October 31, 2015, and underperformed for the year-to-date, one year and since inception periods. With respect to the SMI Conservative Allocation Fund, the trustees observed that the SMI Conservative Allocation Fund performed below the average and median performance measures for its peer category during the most recent year-to-date, one month, three month, and one-year measurement period but that it outperformed the average since the SMI Conservative Allocation Fund’s inception. The trustees noted that the equity portion of the SMI Conservative Allocation Fund utilized the “upgrading” strategy of the Sound Mind Investing Fund and that, as such, there was likely an impact on the performance of the SMI Conservative Allocation Fund. With respect to the SMI Dynamic Allocation Fund, the trustees noted that the SMI Dynamic Allocation Fund performed below the peer group for the year-to-date, one month, three month and one-year periods, and had performed above the median and average of the peer group for the period since the SMI Dynamic Allocation Fund’s inception. After reviewing and discussing the investment performance of the Funds further, SMI’s experience managing the Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds was acceptable.

3.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds. In considering the costs of services to be provided and the profits to be realized by

INVESTMENT ADVISORY AGREEMENT

APPROVAL – (Unaudited), (Continued)

SMI from the relationship with the Funds, the trustees considered: (1) SMI’s financial condition; (2) asset levels of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The trustees reviewed information provided by SMI regarding its profits associated with managing the Funds. The trustees also considered potential benefits for SMI in managing the Funds. The trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The trustees noted that the Funds’ management fees tended to be toward the higher end of the range of mutual funds in their peer categories; noting in particular that that the management fee for the Sound Mind Investing Fund and the SMI Conservative Allocation Fund was above the average and median for each applicable peer category, and the management fee for the SMI Dynamic Allocation Fund was slightly higher than the average, but equal to the median for its peer category. The trustees also noted that the net fees for each of the Funds were below the average and median for the respective peer group. In light of the unique services rendered to the Funds by SMI, the view of SMI that the categorization with respect to the Sound Mind Investing Fund did not provide an appropriate peer group for a comparison, the profits realized by SMI in managing the Funds, and all other facts and circumstances they deemed relevant, the trustees concluded that the management fees paid by the Funds were fair and reasonable in relation to the nature and quality of the services provided by SMI.

4.	The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. In this regard, the trustees considered the fee arrangements with SMI for the Funds. The Trustees considered that the management fee for each of the Funds had breakpoints that would allow shareholders to realize economies of scale as assets grow. The trustees noted that the Sound Mind Investing Fund and the SMI Dynamic Allocation Fund had realized these economies as a result of each Fund’s asset size during the past year, although the current asset levels of the Sound Mind Investing Fund and the SMI Dynamic Allocation Fund are below the first fee breakpoint. With respect to the SMI Conservative Allocation Fund, they noted that its asset base had not grown sufficiently to allow it to realize the economies of scale; however, the Board also noted the expense limitation arrangements in place with respect to each of the Funds, and that each Fund’s shareholders had experienced benefits from those arrangements. In light of its ongoing consideration of the asset levels of each of the Funds, expectations for growth, and fee levels, the Board determined that the fee arrangements for each of the Funds, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by SMI.

5.

Possible conflicts of interest and benefits to the Adviser. In considering SMI’s practices regarding conflicts of interest, the trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of SMI’s code of ethics. The trustees also considered disclosure in the registration statement of the Trust relating to SMI’s potential conflicts of interest. The Board noted that SMI does not have any clients other than the five funds it advises within the Trust, and that SMI does not engage in soft dollar arrangements and has not identified any indirect benefits from its relationship with the Funds. Based on the

INVESTMENT ADVISORY AGREEMENT

APPROVAL – (Unaudited), (Continued)

foregoing, the Board determined that SMI’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Agreements between the Trust and the Adviser.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that each Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information each Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with each Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive

    Officer and President

Bryan W. Ashmus, Principal Financial

    Officer and Treasurer

John C. Swhear, Chief Compliance Officer,

    AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

SMI Advisory Services, LLC

P.O. Box 547

Columbus, IN 47202

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively &

    Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

SOUND MIND
INVESTING FUND (SMIFX)

SMI CONSERVATIVE ALLOCATION FUND (SMILX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI BOND FUND (SMIUX)

SMI 50/40/10 FUND (SMIRX)

SEMI-ANNUAL REPORT

APRIL 30, 2016

Fund Adviser:

SMI Advisory Services, LLC

P.O. BOX 547

Columbus, IN 47202

Toll Free (877) SMI-Fund

www.smifund.com

Semi-Annual Report

April 30, 2016

Fund Adviser:

Kovitz Investment Group Partners, LLC

115 South LaSalle Street, 27th Floor

Chicago, IL 60603

Toll Free (888) 695-3729

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

Kovitz Investment Group Partners, LLC (the “Adviser”) launched the Green Owl Intrinsic Value Fund (the “Fund”) with the goal of seeking long-term capital appreciation through high risk-adjusted returns. Relying on a fundamental, research-driven process, the Fund strives to build a diversified portfolio of equity investments through the purchase of competitively advantaged and financially strong companies at prices substantially less than our estimate of their intrinsic values.

As long-term investors, our research process emphasizes the appraisal of factors that we believe matter most to a business’s long-term success. These include the quality of the business, the strength of the balance sheet, the predictability of the cash flows, and the ability of the management team to allocate capital intelligently and judiciously. We believe these attributes are the most reliable predictors of a company’s ability to maximize intrinsic value on a per share basis.

Broadly speaking, the Fund’s strategy is to own a relatively concentrated portfolio of the very best ideas we can find – essentially, undervalued stocks of companies with enduring competitive advantages that can generate sustainable free cash flow and have strong balance sheets. We can’t predict when the upside will come, but believe that a disciplined approach to security selection along with the patience to endure periods of underperformance may ultimately lead to more than satisfactory results.

We are confident that this strategy works over time. Quantitatively, paying a low price for a company relative to the cash flows generated skews the odds in the investor’s favor over a long period of time and produces a margin of safety if future results are worse than hoped for. Remember, while we believe the odds are skewed in the Fund’s favor, they are not 100%. The Fund will not outperform over every time period, but we believe adhering to a strategy of buying companies at prices that offer a margin of safety skews the odds in favor of the Fund outperforming over the majority of time periods and by a larger margin than when the Fund underperforms. Qualitatively (and counter-intuitively), the reason our investment strategy has historically tended to work is because not everyone can handle the fact that it doesn’t work all of the time. The emotional discomfort of deviating from the crowd is challenging for many managers to endure and sets the stage for our style of investing to continue to work over time.

Market and Performance Summary

From the financial crisis lows of early 2009 until the middle of 2015, the equity market experienced an exceptional, and an exceptionally calm, period as it marched steadily higher with little in the way of volatility. Since that time, however, market gyrations have reappeared with volatility increasing throughout the remainder of 2015 and thus far in 2016. For example, in an extreme case of Dr. Jekyll and Mr. Hyde syndrome, the U.S. equity markets first discounted (sold off) and then undiscounted (rallied) a recession all within just one quarter. With the market having been down as much as 10% before snapping back, sentiment turned from paranoia to complacency at seemingly breakneck speed.

As such, the first two quarters of the fiscal year could not have been more different as far as the Fund’s performance is concerned. During the first fiscal quarter, the Fund lost 9.55% followed by a 9.80% gain during the second quarter. Our primary benchmark, the S&P 500 decreased 6.18% and increased 7.05% during the first and second quarters, respectively. For the full six-month period ended April 30, 2016, the Fund lost 0.68% and the S&P 500 gained 0.43%. Since inception on December 28, 2011, the Fund has compounded at a rate of 11.84% annually, versus 14.35% annually for the S&P 500.

Performance Attribution

The individual positions that contributed the most to performance during the 6-month period were Quanta Services (PWR), Valmont Industries (VMI), Jacobs Engineering (JEC), CBS Corp. (CBS), and Berkshire Hathaway (BRKB).

1

The individual positions that detracted the most from performance during the period were Apple (AAPL), Bed Bath & Beyond (BBBY), Boeing (BA), Bank of America (BAC), and Citigroup (C).

On a sector basis, the combination of sector weighting and security selection in the Industrial sector as well as our relative lack of exposure to Healthcare benefitted the Fund the most during the period. The combination of the sector weighting and security selection in the Consumer Discretionary and Financial sectors, as well as our complete lack of exposure to Utilities and Telecom, detracted from the Fund’s performance the most.

Portfolio Activity

While we are long-term investors, we always seek to optimize the risk/return profile of the portfolio by changing the weightings of existing holdings, comparing current portfolio holdings with new investment opportunities, and making adjustments when appropriate. Volatility creates the opportunities to make these adjustments. By allocating capital away from more fully valued companies and adding capital to more discounted companies, we seek to reduce risk and improve both the Fund’s price-to-value ratio and the Fund’s long-term prospects.

The Fund had a fairly active six months. The market swoon in the early part of 2016 gave us the opportunity to initiate two positions and add to several others.

Portfolio activity during the period included the following:

•	Initiated positions in the following 2 companies; CBRE Group (CBG) and McKesson Corp. (MCK).

•	Increased position sizes in the following 5 companies; American Express (AXP), Aon (AON), Bank of America, Harley Davidson (HOG), and Leucadia (LUK).

•	Exited positions in the following 4 companies; Baker Hughes (BHI), Corning (GLW), Wal-Mart (WMT), and Viacom (VIAB).

•	Decreased position sizes in the following 3 companies; Accenture (ACN), American International Group (AIG), and Coca Cola (KO).

As of April 30, 2016, the Fund’s five largest positions were Berkshire Hathaway, Quanta, Jacobs, Apple, and Boeing, comprising 29% of the Fund’s assets.

We remain focused on the careful and patient application of our investment criteria and valuation requirements. We are more concerned with the risk of suffering a permanent loss of capital than about the risk of missing opportunities, especially those that are short-term in nature. Our bottom-up research emphasizes business quality, industry structures, growth opportunities, management skill and corporate culture. It is further augmented by our assessment of the company’s ability to sustain earnings power over the long haul through an understanding of its competitive advantages, business model, and management’s proficiency in the allocation of capital. We use absolute, rather than relative, methods to estimate companies’ intrinsic values and we use the movement of market prices around these intrinsic value estimates to construct and manage a portfolio of high-quality businesses that we believe have the potential to create sustained shareholder value over many years.

Thank you for your continued support and trust in our ability to manage your investment in the Fund.

2

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(For the periods ended April 30, 2016)

			Average Annual Returns
	Six Months	One Year	Since Inception (December 22, 2011) (a)
Green Owl Intrinsic Value Fund	-0.68%	-6.60%	11.84%
S&P 500® Index**	0.43%	1.21%	14.35%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 29, 2016, were 1.37% of average daily net assets (1.10% after fee waivers/expense reimbursements by the Adviser). Effective January 1, 2016, the Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2018, so that the Total Annual Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Additional information pertaining to the Fund’s expense ratios as of April 30, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-695-3729.

(a)	The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 28, 2011. December 28, 2011 is the performance calculation inception date.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

3

FUND HOLDINGS – (Unaudited)

1As	a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Green Owl Intrinsic Value Fund	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 – April 30, 2016
Actual	$1,000.00	$993.20	$5.47
Hypothetical**	$1,000.00	$1,019.37	$5.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

5

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 – (Unaudited)

Common Stocks – 98.14%	Shares	Fair Value
Consumer Discretionary – 19.92%
Bed Bath & Beyond, Inc. *	34,125	$1,611,382
CarMax, Inc. *	28,240	1,495,308
CBS Corp. – Class B	33,230	1,857,889
General Motors Co.	70,600	2,245,080
Harley-Davidson, Inc.	26,535	1,269,169
Kohl’s Corp.	39,900	1,767,570
Walt Disney Co./The	12,100	1,249,446

		11,495,844

Consumer Staples – 4.12%
Coca-Cola Co./The	12,470	558,656
CVS Health Corp.	11,735	1,179,368
Walgreens Boots Alliance, Inc.	8,075	640,186

		2,378,210

Energy – 5.42%
FMC Technologies, Inc. *	17,430	531,441
Halliburton Co.	38,200	1,578,042
Noble Corp. PLC	34,300	385,189
Schlumberger Ltd.	7,895	634,284

		3,128,956

Financials – 34.76%
American Express Co.	29,400	1,923,642
American International Group, Inc.	7,630	425,907
Aon PLC	15,900	1,671,408
Bank of America Corp.	172,175	2,506,868
Bank of New York Mellon Corp./The	40,175	1,616,642
Berkshire Hathaway, Inc. – Class B *	28,815	4,192,006
CBRE Group, Inc. *	42,280	1,252,756
Citigroup, Inc.	26,400	1,221,792
JPMorgan Chase & Co.	36,230	2,289,736
Leucadia National Corp.	80,485	1,342,490
Wells Fargo & Co.	32,255	1,612,105

		20,055,352

Health Care – 1.22%
McKesson Corp.	4,200	704,844

Industrials – 23.54%
American Airlines Group, Inc. (a)	20,700	718,083
Boeing Co./The	19,690	2,654,212
Jacobs Engineering Group, Inc. *	79,141	3,528,106
Quanta Services, Inc. *	153,955	3,651,813

See accompanying notes which are an integral part of these financial statements.

6

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2016 – (Unaudited)

Common Stocks – 98.14% – continued	Shares	Fair Value
Industrials – 23.54% – continued
United Parcel Service, Inc. – Class B	11,520	$1,210,406
Valmont Industries, Inc.	12,953	1,818,342

		13,580,962

Information Technology – 9.16%
Accenture PLC – Class A	4,945	558,389
Alphabet, Inc. – Class A *	773	547,191
Alphabet, Inc. – Class C *	2,053	1,422,750
Apple, Inc.	29,430	2,758,768

		5,287,098

TOTAL COMMON STOCKS (Cost $47,735,827)		56,631,266

MONEY MARKET SECURITIES – 2.37%
Federated Treasury Obligations Fund – Service Shares, 0.01% (b)	1,368,378	1,368,378

TOTAL MONEY MARKET SECURITIES (Cost $1,368,378)		1,368,378

TOTAL INVESTMENTS – 100.51% (Cost $49,104,205)		57,999,644

TOTAL WRITTEN CALL OPTIONS (Premiums Received $46,179) – (0.02)%		(8,850)

Liabilities in Excess of Other Assets – (0.49)%		(283,016)

NET ASSETS – 100.00%		$57,707,778

(a)	All or a portion of this security is held as collateral for written call options.
(b)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

7

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF WRITTEN OPTIONS

April 30, 2016 – (Unaudited)

Written Call Options – (0.02)%	Outstanding Contracts	Fair Value
American Airlines Group, Inc./ January 2017/ Strike $50.00 (a)	(150)	$(8,850)

Total Written Call Options (Premiums Received $46,179)		$(8,850)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

8

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 – (Unaudited)

Assets
Investments in securities at fair value (cost $49,104,205)	$57,999,644
Cash	15,941
Receivable for fund shares sold	701
Dividends receivable	33,048
Prepaid expenses	16,578

Total Assets	58,065,912

Liabilities
Options written, at value (premium received $46,179)	8,850
Payable for investments purchased	287,995
Payable to Adviser	33,053
Payable to administrator, fund accountant, and transfer agent	16,779
Payable to custodian	1,506
Payable to trustees	397
Other accrued expenses	9,554

Total Liabilities	358,134

Net Assets	$57,707,778

Net Assets consist of:
Paid-in capital	$48,956,486
Accumulated undistributed net investment income	50,734
Accumulated undistributed net realized loss from investment transactions	(232,210)
Net unrealized appreciation on:
Investment securities	8,895,439
Written option contracts	37,329

Net Assets	$57,707,778

Shares outstanding (unlimited number of shares authorized, no par value)	3,993,950

Net asset value, offering and redemption price per share	$14.45

See accompanying notes which are an integral part of these financial statements.

9

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2016 – (Unaudited)

Investment Income
Dividend income	$426,313

Total investment income	426,313

Expenses
Investment Adviser	281,842
Administration	22,005
Fund accounting	12,474
Transfer agent	19,681
Custodian	4,992
Trustee	2,621
Miscellaneous	51,715
Line of credit	1,253

Total expenses	396,583

Fees waived by Adviser	(85,652)

Net operating expenses	310,931

Net investment income	115,382

Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(213,713)
Net change in unrealized depreciation of investment securities	(487,695)
Net change in unrealized appreciation of written option contracts	72,150

Net realized and unrealized loss on investments	(629,258)

Net decrease in net assets resulting from operations	$(513,876)

See accompanying notes which are an integral part of these financial statements.

10

GREEN OWL INTRINSIC VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$115,382	$302,919
Net realized gain (loss) on investment transactions and written option contracts	(213,713)	968,969
Net change in unrealized depreciation of investment securities transactions and written option contracts	(415,545)	(1,647,258)

Net decrease in net assets resulting from operations	(513,876)	(375,370)

Distributions
From net investment income	(241,645)	(764,929)
From net realized gains	(934,988)	(2,314,248)

Total distributions	(1,176,633)	(3,079,177)

Capital Transactions
Proceeds from shares sold	3,932,712	10,031,283
Reinvestment of distributions	1,113,919	2,937,926
Amount paid for shares redeemed	(4,966,604)	(10,777,672)

Net increase in net assets resulting from capital transactions	80,027	2,191,537

Total Decrease in Net Assets	(1,610,482)	(1,263,010)

Net Assets
Beginning of period	59,318,260	60,581,270

End of period	$57,707,778	$59,318,260

Accumulated undistributed net investment income included in net assets at end of period	$50,734	$176,997

Share Transactions
Shares sold	279,727	654,165
Shares issued in reinvestment of distributions	76,663	194,051
Shares redeemed	(360,838)	(703,988)

Net increase (decrease) in shares	(4,448)	144,228

See accompanying notes which are an integral part of these financial statements.

11

GREEN OWL INTRINSIC VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period Ended October 31, 2012(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.84		$15.72		$14.99		$11.67		$10.00

Investment operations:
Net investment income	0.03		0.08		0.19		0.02		0.02
Net realized and unrealized gain (loss) on investments	(0.13)		(0.16)		1.11		3.41		1.65

Total from investment operations	(0.10)		(0.08)		1.30		3.43		1.67

Less distributions to shareholders from:
Net investment income	(0.06)		(0.20)		(0.03)		(0.05)		–
Net realized gains	(0.23)		(0.60)		(0.54)		(0.06)		–

Total distributions	(0.29)		(0.80)		(0.57)		(0.11)		–

Net asset value, end of period	$14.45		$14.84		$15.72		$14.99		$11.67

Total Return (b)	(0.68	)%(c)	(0.60)%		8.86%		29.59%		16.70	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000)	$57,708		$59,318		$60,581		$47,129		$24,756
Ratio of net expenses to average net assets	1.10	%(d)(e)	1.10	%(e)	1.11	%(e)	1.40	%(e)	1.41	%(d)(e)
Ratio of expenses to average net assets before waiver and reimbursement	1.41	%(d)(e)	1.37	%(e)	1.38	%(e)	1.52	%(e)	2.11	%(d)(e)
Ratio of net investment income to average net assets	0.41	%(d)	0.49%		1.30%		0.14%		0.26	%(d)
Portfolio turnover rate	10	%(c)	33%		35%		20%		11	%(c)

(a)	For the period December 22, 2011 (commencement of operations) to October 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized
(e)	Includes 0.01%, less than 0.005%, 0.01%, less than 0.005%, and less than 0.005% for line of credit fees for 2012, 2013, 2014, 2015 and 2016, respectively.

See accompanying notes which are an integral part of these financial statements.

12

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 – (Unaudited)

NOTE 1. ORGANIZATION

The Fund is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). On January 1, 2016, the Adviser, a wholly-owned subsidy of Focus Financial Partners, LLC, acquired Kovitz Investment Group, LLC (“Kovitz”), the Fund’s previous investment adviser. Prior to January 1, 2016, the Fund was managed by Kovitz pursuant to an investment advisory agreement. On March 16, 2016, a special meeting of shareholders was held, at which time, a new investment advisory agreement was approved. Information on this vote can be found in Note 12 (Proxy Voting Results). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (using procedures approved by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

13

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2016.

Writing Options –  The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. See Note 4 for additional disclosures.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other

14

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value. During the six months ended April 30, 2016, the Fund utilized covered call options to extend the holding period to obtain long-term capital gain treatment and to take advantage of the option premium to garner a higher exit price than would have been available by immediately selling the stock.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately

15

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

16

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,631,266	$–	$–	$56,631,266
Money Market Securities	1,368,378	–	–	1,368,378

Total	$57,999,644	$–	$–	$57,999,644

* Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Options Contracts	$(8,850)	$–	$–	$(8,850)

Total	$(8,850)	$–	$–	$(8,850)

The Fund did not hold any investments at any time during the reporting period for which after significant observable inputs (Level 2) were used in determining the fair value. The Fund did not hold any investments at any time during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels during the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations change in unrealized depreciation on written option contracts, respectively.

At April 30, 2016 :

Derivatives	Location of Derivatives on Statement of Assets & Liabilities
Equity Risk:
Written Call Options	Options written, at value	$(8,850)
Equity Risk:
Written Call Options	Net unrealized appreciation on written option contracts	$37,329

17

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

For the six months ended April 30, 2016 :

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Written Call Options	Net realized and unrealized gain on written option contracts	$72,150

Transactions in written options by the Fund during the six months ended April 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	150	$46,179
Options written	–	–
Options exercised	–	–
Options closed	–	–

Options outstanding at April 30, 2016	150	$46,179

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval by the Board. Prior to January 1, 2016, Kovitz served as investment adviser subject to a separate management agreement. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2016, the Adviser earned a fee of $281,842 from the Fund before the reimbursement described below. At April 30, 2016, the Fund owed the Adviser $33,053.

The Adviser, and Kovitz, previously, have contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.10% of the Fund’s average daily net assets through February 28, 2018. The operating expense limitation also excludes any fees and expenses of acquired funds.

For the six months ended April 30, 2016, expenses totaling $85,652 were waived or reimbursed by the Adviser or Kovitz. Each waiver or reimbursement by the Adviser or Kovitz with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.

18

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS – continued

The amounts subject to repayment by the Adviser pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$ 40,437	2016
150,715	2017
162,284	2018
85,652	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”) to provide the Fund with administration, accounting, transfer agent, and compliance services, including all regulatory reporting. For the six months ended April 30, 2016, Ultimus earned fees of $22,005 for administration services provided to the Fund. At April 30, 2016, Ultimus was owed $6,890 from the Fund for administration services.

For the six months ended April 30, 2016, Ultimus earned fees of $19,681 for transfer agent services to the Fund. At April 30, 2016, the Fund owed Ultimus $5,833 for transfer agent services. For the six months ended April 30, 2016, Ultimus earned fees of $12,474 from the Fund for fund accounting services. At April 30, 2016, Ultimus was owed $4,056 from the Fund for fund accounting services.

Certain officers and one Trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”), acts as the principal underwriter of the Fund’s shares, and Huntington National Bank is the custodian of the Fund’s assets (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the six months ended April 30, 2016, the Custodian earned fees of $4,992 for custody services provided to the Fund. At April 30, 2016, the Custodian was owed $1,506 from the Fund for custody services. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2016. An officer and Trustee of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

During the six months ended April 30, 2016, the Fund paid $3,172 to Kovitz Securities, LLC, an affiliate of the Adviser, on the execution of purchases and sales of the Fund’s portfolio investments.

NOTE 6. LINE OF CREDIT

The Fund participates in a short-term credit agreement (“Line of Credit”) with Huntington expiring on September 7, 2016. Under the terms of the agreement, the Fund may borrow the lesser of $1,000,000 or 5% of the Fund’s daily market value at an interest rate of LIBOR plus 150 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the

19

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 6. LINE OF CREDIT – continued

untimely disposition of securities. As of April 30, 2016, the Fund had no outstanding borrowings under this Line of Credit.

Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred**	Maximum Loan Outstanding
$ 31,287	1.92%	1	$2	$1,000,000

*	Number of Days Outstanding represents the total days during the six months ended April 30, 2016 that the Fund utilized the Line of Credit.
**	Amount shown represents interest incurred on outstanding Line of Credit during the six months ended April 30, 2016.

NOTE 7. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	5,343,590
Sales
U.S. Government Obligations	$–
Other	5,826,165

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At April 30, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, owned 33.58% of the Fund. It is not known whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 9. FEDERAL TAX INFORMATION

At April 30, 2016, the net unrealized appreciation (depreciation) of investments, including written options, for tax purposes was as follows:

Gross Appreciation	$10,736,786
Gross Depreciation	(1,822,512)

Net Appreciation on Investments	$8,914,274

At April 30, 2016, the aggregate cost of securities for federal income tax purposes was $49,076,520.

20

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 – (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – continued

The tax characterization of distributions for the fiscal year ended October 31, 2015 was as follows:

2015
Distributions paid from:
Ordinary Income*	$764,929
Long Term Capital Gains	2,314,248

Total Distributions	$3,079,177

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$179,762
Undistributed long term capital gains	934,985
Net unrealized appreciation (depreciation)	9,329,819
Accumulated capital and other losses	(2,765)

$10,441,801

As of October 31, 2015, the difference between book basis and tax basis unrealized appreciation/(depreciation) was primarily attributable to wash sales.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

NOTE 12. PROXY VOTING RESULTS

On March 16, 2016, a special meeting of the shareholders of the Fund was held at the offices of the Trust for the purpose of approving a new investment advisory agreement with respect to the Fund between Kovitz Investment Group Partners, LLC and the Trust.

Below are the voting results for the Fund from the special meeting:

For	Against	Abstain
2,174,282	1,903	0

21

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 695-3729 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (888) 695-3729 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Kovitz Investment Group Partners, LLC

115 South LaSalle Street, 27th Floor

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

22

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

BRC

Large Cap

Focus Equity Fund

Semi-Annual Report

April 30, 2016

Fund Adviser:

BRC Investment Management LLC

8400 East Prentice Avenue, Suite 1401

Greenwood Village, Colorado 80111

Toll Free (877) 272-1214

INVESTMENT RESULTS – (Unaudited)

Total Returns* (For the periods ended April 30, 2016)
			Average Annual Returns
	Six Months	One Year	Since Inception (December 21, 2012)
BRC Large Cap Focus Equity Fund - Institutional Class	-6.88%	-7.47%	11.13%
S&P 500 Index®**	0.43%	1.21%	13.60%

Total annual operating expenses, as disclosed in the BRC Large Cap Focus Equity Fund (the “Fund”) prospectus dated February 29, 2016 were 1.54% of net assets for the Institutional Class (0.55% after fee waivers/expense reimbursements by BRC Investment Management LLC (the “Adviser”). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2018, so that the Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Additional information pertaining to the Fund’s expense ratios as of April 30, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 272-1214.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is to seek long-term capital appreciation that will exceed the S&P 500® Index over a three-to-five year time horizon.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

BRC Large Cap Focus Equity Fund – Institutional Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 April 30, 2016
Actual*	$1,000.00	$931.20	$2.64
Hypothetical**	$1,000.00	$1,022.13	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366.

**	Assumes a 5% return before expenses.

3

BRC LARGE CAP FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks – 97.89%	Shares	Fair Value

Consumer Discretionary – 15.45%
Carnival Corp.	11,895	$583,450
Home Depot, Inc./The	5,298	709,349
Leggett & Platt, Inc.	13,817	681,040
McDonald’s Corp.	5,366	678,745
O’Reilly Automotive, Inc. *	2,166	568,965

		3,221,549

Consumer Staples – 5.43%
Constellation Brands, Inc. – Class A	3,973	620,026
Kroger Co./The	14,511	513,544

		1,133,570

Energy – 4.87%
Marathon Petroleum Corp.	13,147	513,785
Valero Energy Corp.	8,519	501,514

		1,015,299

Financials – 16.97%
Cincinnati Financial Corp.	9,681	639,043
CME Group, Inc.	6,014	552,747
East West Bancorp, Inc.	16,400	614,836
Everest Re Group Ltd.	3,085	570,417
NASDAQ OMX Group, Inc.	9,368	578,099
Synchrony Financial	19,072	583,031

		3,538,173

Health Care – 12.58%
Baxter International, Inc.	17,082	755,366
Bristol-Myers Squibb Co.	9,547	689,102
Gilead Sciences, Inc.	6,059	534,464
Quintiles Transnational Holdings, Inc. *	9,323	643,940

		2,622,872

Industrials – 14.73%
FedEx Corp.	3,740	617,511
General Dynamics Corp.	4,270	600,020
ManpowerGroup, Inc.	7,669	590,743
Spirit AeroSystems Holdings, Inc. *	11,761	554,531
United Technologies Corp.	6,797	709,403

		3,072,208

See accompanying notes which are an integral part of these financial statements.

4

BRC LARGE CAP FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2016 (Unaudited)

Common Stocks – 97.89% – continued	Shares	Fair Value

Information Technology – 15.88%
Applied Materials, Inc.	30,193	$618,051
Arrow Electronics, Inc. *	10,061	624,788
Facebook, Inc. – Class A	6,126	720,295
Fiserv, Inc. *	6,864	670,750
Vantiv, Inc. – Class A *	12,431	677,987

		3,311,871

Materials – 6.10%
Crown Holdings, Inc. *	12,185	645,318
Sealed Air Corp.	13,236	626,857

		1,272,175

Telecommunication Services – 2.72%
Verizon Communications, Inc.	11,134	567,166

Utilities – 3.16%
CMS Energy Corp.	16,187	658,487

Total Common Stocks (Cost $19,534,269)		20,413,370

Money Market Securities – 2.71%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	565,856	565,856

Total Money Market Securities (Cost $565,856)		565,856

Total Investments – 100.60% (Cost $20,100,125)		20,979,226

Liabilities in Excess of Other Assets – (0.60)%		(124,729)

NET ASSETS – 100.00%		$20,854,497

(a)	Rate disclosed is the seven day yield as of April 30, 2016.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

5

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $20,100,125)	$20,979,226
Receivable for investments sold	488,752
Dividends receivable	13,316
Receivable from Adviser	6,196
Prepaid expenses	12,517

Total Assets	21,500,007

Liabilities
Payable for fund shares redeemed	9,975
Payable for investments purchased	605,750
Payable to administrator, fund accountant, and transfer agent	13,895
Payable to custodian	726
Payable to trustees	971
Other accrued expenses	14,193

Total Liabilities	645,510

Net Assets	$20,854,497

Net Assets consist of:
Paid-in capital	$21,248,572
Accumulated undistributed net investment income	70,519
Accumulated undistributed net realized loss from investment transactions	(1,343,695)
Net unrealized appreciation on investments	879,101

Net Assets	$20,854,497

Institutional Class:
Shares outstanding (unlimited number of shares authorized, no par value)	1,666,527

Net asset value, offering and redemption price per share	$12.51

See accompanying notes which are an integral part of these financial statements.

6

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2016 (Unaudited)

Investment Income
Dividend income	$175,459

Total investment income	175,459

Expenses
Investment Adviser	48,615
Administration	17,035
Fund accounting	12,432
Transfer agent	18,055
Legal	8,736
Registration	13,319
Custodian	5,370
Audit	7,956
Trustee	2,659
Pricing	1,290
Report printing	7,151
Miscellaneous	8,457

Total expenses	151,075

Fees waived and expenses reimbursed by Adviser	(94,258)

Net operating expenses	56,817

Net investment income	118,642

Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(1,340,782)
Net change in unrealized depreciation of investment securities	(290,117)

Net realized and unrealized loss on investments	(1,630,899)

Net decrease in net assets resulting from operations	$(1,512,257)

See accompanying notes which are an integral part of these financial statements.

7

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$118,642	$152,665
Net realized gain (loss) on investment securities transactions	(1,340,782)	988,555
Net change in unrealized (depreciation) of investment securities	(290,117)	(7,613)

Net increase (decrease) in net assets resulting from operations	(1,512,257)	1,133,607

Distributions
From net investment income	(159,223)	(123,164)
From net realized gains	(999,395)	(1,011,562)

Total distributions	(1,158,618)	(1,134,726)

Capital Transactions – Institutional Class
Proceeds from shares sold	3,539,009	7,750,302
Reinvestment of distributions	808,156	823,845
Amount paid for shares redeemed	(2,806,929)	(2,711,888)

Net increase in net assets resulting from capital transactions	1,540,236	5,862,259

Total Increase (Decrease) in Net Assets	(1,130,639)	5,861,140

Net Assets
Beginning of period	21,985,136	16,123,996

End of period	$20,854,497	$21,985,136

Accumulated undistributed net investment income included in net assets at end of period	$70,519	$111,100

Share Transactions – Institutional Class
Shares sold	270,425	549,368
Shares issued in reinvestment of distributions	62,118	59,742
Shares redeemed	(217,829)	(190,932)

Net increase in shares	114,714	418,178

See accompanying notes which are an integral part of these financial statements.

8

BRC LARGE CAP FOCUS EQUITY FUND

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the Period Ended October 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$14.22	$12.38	$10.00

Investment Operations:
Net investment income	0.07		0.11	0.11	0.05
Net realized and unrealized gain (loss) on investments	(1.02)		0.85	1.81	2.33

Total from investment operations	(0.95)		0.96	1.92	2.38

Less distributions to shareholders from:
Net investment income	(0.10)		(0.11)	(0.08)	–
Net realized gains	(0.61)		(0.90)	– (b)	–

Total distributions	(0.71)		(1.01)	(0.08)	–

Net asset value, end of period	$12.51		$14.17	$14.22	$12.38

Total Return (c)	(6.88	)%(d)	6.95%	15.60%	23.80	%(d)
Ratios and Supplemental Data:
Net assets, end of period (000)	$20,854		$21,985	$16,124	$8,112
Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.56	%(e)
Ratio of expenses to average net assets before waiver and reimbursement	1.46	%(e)	1.54%	2.03%	6.49	%(e)
Ratio of net investment income to average net assets	1.15	%(e)	0.81%	0.90%	0.98	%(e)
Portfolio turnover rate	94	%(d)	232%	192%	154	%(d)

(a)	For the period December 21, 2012 (commencement of operations) to October 31, 2013.
(b)	Amount is less than $0.005.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Fund is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund commenced operations December 21, 2012. The Fund’s investment adviser is BRC Investment Management LLC (the “Adviser”). The investment objective of the Fund is to seek long-term capital appreciation that will exceed the S&P 500® Index over a three-to five-year time horizon.

The Fund is authorized to offer two classes of shares: Institutional Class and Advisor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. Expenses attributable to any class are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. As of April 30, 2016, only Institutional Class shares have commenced operations. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

10

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (using procedures approved by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification accounting method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2016.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

11

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the pricing agent of the Fund. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

12

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$20,413,370	$–	$–	$20,413,370
Money Market Securities	565,856	–	–	565,856
Total	$20,979,226	$–	$–	$20,979,226

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period for which after significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels during the reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.47% of the average daily net assets of the Fund. For the period ended April 30, 2016, the Adviser earned a fee of $48,615 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive or limit its management fees and to assume other expenses of the Fund until February 28, 2018, so that Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, acquired fund fees and expenses, and expenses that the Fund has incurred but did not actually pay because of an expense offset or brokerage/service arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 0.55% of the Fund’s average daily net assets. Each fee waiver or expense reimbursement by the Adviser is subject to recoupment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided total expenses do not exceed the limitation in place at the time the waiver reimbursement occurred. For the period ended April 30, 2016, fees and expenses totaling $94,258 were waived or reimbursed by the Adviser and may be subject to potential recoupment by the Adviser until October 31, 2019. At April 30, 2016, the Adviser owed the Fund $6,196.

The amount subject to recoupment by the Adviser pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$198,220	2016
185,217	2017
187,701	2018
94,258	2019

13

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS – continued

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Fund with administration, accounting, transfer agent, and compliance services, including all regulatory reporting. For the period ended April 30, 2016, Ultimus earned fees of $17,035 for administration services provided to the Fund. At April 30, 2016, Ultimus was owed $4,535 from the Fund for administration services.

For the period ended April 30, 2016, Ultimus earned fees of $18,055 for transfer agent services to the Fund. At April 30, 2016, the Fund owed Ultimus $5,261 for transfer agent services. For the period ended April 30, 2016, Ultimus earned fees of $12,432 from the Fund for fund accounting services. At April 30, 2016, Ultimus was owed $4,099 from the Fund for fund accounting services.

Certain officers and one Trustee of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended April 30, 2016, the Custodian earned fees of $5,370 for custody services provided to the Fund. At April 30, 2016, the Custodian was owed $726 from the Fund for custody services.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	20,140,440
Sales
U.S. Government Obligations	$–
Other	19,223,972

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. At April 30, 2016, Charles Schwab & Co., Inc. for the benefit of its customers, owned 54.76% and Band & Co. owned 27.95%. It is not known whether Charles Schwab & Co., Band & Co., or any of the underlying beneficial owners controlled 25% or more of the voting securities of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,428,092
Gross (Depreciation)	(551,902)

Net Appreciation on Investments	$876,190

14

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

At April 30, 2016, the aggregate cost of securities for federal income tax purposes was $20,103,036 for the Fund.

The tax characterization of distributions for the fiscal year ended October 31, 2015 was as follows:

2015
Distributions paid from:
Ordinary income*	$600,944
Long-Term Capital Gain	533,783

$1,134,727

*Short-term	capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$446,341
Undistributed long-term capital gains	664,152
Net unrealized appreciation (depreciation)	1,166,307

$2,276,800

At October 31, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales.

At October 31, 2015, for federal income tax purposes, the Fund had no capital loss carryforwards.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

15

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 272-1214 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (877) 272-1214 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R.	Jeffrey Young, Principal Executive Officer and President
John	C. Swhear, Chief Compliance Officer, AML Officer and Vice President
Carol	J. Highsmith, Vice President and Secretary
Matthew	J. Miller, Vice President
Bryan	W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

BRC	Investment Management LLC
8400	East Prentice Avenue, Suite 1401
Greenwood	Village, Colorado 80111

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen	Fund Audit Services Ltd.
1350	Euclid Avenue, Suite 800
Cleveland,	OH 44115

LEGAL COUNSEL

The	Law Offices of John H. Lively & Associates, Inc.
A	member firm of The 1940 Act Law GroupTM
11300	Tomahawk Creek Parkway, Ste. 310
Leawood,	KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

16

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Semi-Annual Report April 30, 2016

Foundry Partners Fundamental Small Cap Value Fund

(Formerly the Dreman Contrarian Small Cap Value Fund)

Fund Adviser:

Foundry Partners, LLC

510 First Avenue North, Suite 409

Minneapolis, MN 55403

Investment Results – (Unaudited)

Total Returns* As of April 30, 2016

	Class A with Load	Class A without Load	Retail Class	Institutional Class	Russell 2000® Value Index(a)
Six Months	-4.51%	1.30%	1.31%	1.45%	1.18%
One Year	-8.23%	-2.62%	-2.64%	-2.36%	-3.71%
Three Year	7.09%	9.22%	9.19%	9.43%	6.50%
Five Year	5.55%	6.81%	6.78%	7.01%	6.77%
Ten Year	N/A	N/A	6.57%	N/A	4.61%
Since Inception (11/20/09)	9.47%	10.48%	N/A	N/A	11.35%
Since Inception (8/22/07)	N/A	N/A	N/A	6.40%	4.75%
Since Inception (12/31/03)	N/A	N/A	9.78%	N/A	6.79%

		Expense Ratios(b)

		Class A	Retail Class	Institutional Class
		1.45%	1.45%	1.20%

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Foundry Partners Fundamental Small Cap Value Fund (formerly the Dreman Contrarian Small Cap Value Fund) (the “Fund”) distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus or summary prospectus, please call 1-800-247-1014.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus and summary prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total return figures reflect any change in price per share and assume reinvestment of all distributions. Total returns for Class A with Load include the maximum 5.75% sales charge. Total returns for periods less than 1 year are not annualized.

(a)

The Russell 2000® Value Index (“Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

(b)

The expense ratios are from the Fund’s prospectus dated February 29, 2016. Foundry Partners, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2017, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest expense and dividend expense on securities sold short), taxes, extraordinary expenses, 12b-1 fees (Class A and Retail Class), and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.25%. Information pertaining to the Fund’s expense ratios as of April 30, 2016 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

Semi-Annual Report

1

Fund Holdings – (Unaudited)

(a)	As a percent of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report

2

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information on these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the fee imposed on short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning Account Value, November 1, 2015	Ending Account Value, April 30, 2016	Expenses Paid During Period (a)	Annualized Expense Ratio

Foundry Partners Fundamental Small Cap Value Fund
Class A Shares	Actual		$1,000.00	$1,013.00	$7.36	1.47%
	Hypothetical	(b)	$1,000.00	$1,017.55	$7.37	1.47%
Retail Shares	Actual		$1,000.00	$1,013.10	$7.36	1.47%
	Hypothetical	(b)	$1,000.00	$1,017.51	$7.37	1.47%
Institutional Shares	Actual		$1,000.00	$1,014.50	$6.12	1.22%
	Hypothetical	(b)	$1,000.00	$1,018.79	$6.13	1.22%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s investment adviser for the period beginning November 1, 2015 through April 30, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
(b)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Report

3

Foundry Partners Fundamental Small Cap Value Fund	April 30, 2016

Portfolio of Investments (Unaudited)

Shares		Fair Value

Common Stocks — 96.1%
Consumer Discretionary — 10.6%
22,715	Aaron’s, Inc.	$595,360
129,095	American Axle & Manufacturing Holdings, Inc. *	2,002,263
22,879	Big 5 Sporting Goods Corp.	276,607
19,875	Big Lots, Inc.	911,467
24,060	Bloomin’ Brands, Inc.	449,922
27,485	Brinker International, Inc.	1,273,105
38,016	Cooper Tire & Rubber Co.	1,313,073
25,401	DeVry Education Group, Inc.	440,707
24,410	Finish Line, Inc./The, Class A	482,098
8,043	Helen of Troy Ltd. *	800,520
16,229	John Wiley & Sons, Inc., Class A	804,796
87,470	KB Home	1,186,968
17,255	Matthews International Corp., Class A	908,303
36,801	Meredith Corp.	1,888,259
18,320	Movado Group, Inc.	516,807
29,795	Rent-A-Center, Inc.	437,987
		14,288,242
Consumer Staples — 0.5%
23,150	SpartanNash Co.	641,255
Energy — 1.2%
47,050	Atwood Oceanics, Inc.	454,503
129,650	Denbury Resources, Inc.	500,449
211,250	Gran Tierra Energy, Inc. *	625,300
		1,580,252
Financials — 24.0%
32,768	Allied World Assurance Co. Holdings AG	1,165,885
36,196	Aspen Insurance Holdings Ltd.	1,677,685
108,610	Associated Banc-Corp.	1,981,046
18,209	Chemical Financial Corp.	700,318
20,982	Clifton Bancorp, Inc.	312,212
30,338	Endurance Specialty Holdings Ltd.	1,941,025
65,640	First Midwest Bancorp, Inc.	1,213,027
204,619	First Niagara Financial Group, Inc.	2,160,777
88,914	FirstMerit Corp.	1,970,334
160,090	Fulton Financial Corp.	2,239,659
72,825	Hancock Holding Co.	1,891,265
18,470	Hanover Insurance Group, Inc.	1,583,987
46,854	International Bancshares Corp.	1,227,106

Shares		Fair Value

Common Stocks — (continued)
Financials — (continued)
71,349	Janus Capital Group, Inc.	$1,041,695
16,823	Nelnet, Inc., Class A	705,052
146,940	Old National Bancorp	1,968,996
22,828	Prosperity Bancshares, Inc.	1,204,634
106,067	TCF Financial Corp.	1,446,754
44,620	Umpqua Holdings Corp.	706,335
25,320	Waddell & Reed Financial, Inc., Class A	515,009
89,810	Washington Federal, Inc.	2,181,485
13,390	WesBanco, Inc.	430,221
42,056	Wintrust Financial Corp.	2,187,753
		32,452,260
Health Care — 4.9%
11,052	Charles River Laboratories International, Inc. *	876,092
30,229	Hill-Rom Holdings, Inc.	1,461,572
3,245	Integra LifeSciences Holdings Corp. *	229,811
37,827	Owens & Minor, Inc.	1,376,525
158,140	Select Medical Holdings Corp. *	2,115,913
20,507	Triple-S Management Corp., Class B *	534,002
		6,593,915
Industrials — 17.2%
62,336	AAR Corp.	1,498,557
11,965	ABM Industries, Inc.	384,914
42,172	Aegion Corp. *	895,312
92,954	Aircastle Ltd.	2,017,102
58,397	Barnes Group, Inc.	1,897,319
38,205	Brink’s Co./The	1,292,857
33,062	Crane Co.	1,837,255
28,960	EMCOR Group, Inc.	1,403,981
24,085	EnerSys	1,405,841
37,986	Global Brass & Copper Holdings, Inc.	1,029,421
33,667	Hillenbrand, Inc.	1,020,447
14,615	Hyster-Yale Materials Handling, Inc., Class A	895,169
27,120	Navigant Consulting, Inc. *	432,835
109,954	R.R. Donnelley & Sons Co.	1,913,200
25,740	Regal-Beloit Corp.	1,658,171
31,410	Triumph Group, Inc.	1,136,414
87,095	Tutor Perini Corp. *	1,377,843
15,010	Universal Forest Products, Inc.	1,150,516
		23,247,154

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

4

Foundry Partners Fundamental Small Cap Value Fund	April 30, 2016

Portfolio of Investments (Unaudited) (Continued)

Shares		Fair Value

Common Stocks — (continued)
Information Technology — 17.0%
38,540	AVX Corp.	$509,499
48,385	Brocade Communications Systems, Inc.	464,980
82,986	Celestica, Inc. *	890,440
21,419	ChipMOS Technologies (Bermuda) Ltd.	360,268
25,210	CSG Systems International, Inc.	1,118,820
28,070	Diodes Inc. *	522,663
6,180	DST Systems, Inc.	745,802
57,200	Ingram Micro, Inc., Class A	1,999,140
30,532	Itron, Inc. *	1,255,476
37,933	IXYS Corp.	409,676
43,265	Kulicke & Soffa Industries, Inc. *	463,801
43,880	Lexmark International, Inc., Class A	1,693,768
71,690	Mentor Graphics Corp.	1,430,932
45,375	Microsemi Corp. *	1,533,221
15,970	NETGEAR, Inc. *	677,128
33,200	Plantronics, Inc.	1,276,540
102,997	QLogic Corp. *	1,348,231
66,202	Sanmina Corp. *	1,565,677
20,900	Science Applications International Corp.	1,109,581
15,973	Sykes Enterprises, Inc. *	465,613
18,463	Tech Data Corp. *	1,268,223
149,655	Vishay Intertechnology, Inc.	1,819,805
		22,929,284
Materials — 5.1%
22,365	A Schulman, Inc.	623,760
27,794	Cabot Corp.	1,356,069
116,426	Coeur Mining, Inc. *	943,051
47,715	Olin Corp.	1,039,710
40,440	Owens-Illinois, Inc. *	746,522
61,362	Pan American Silver Corp.	961,543
19,870	Stepan Co.	1,217,832
		6,888,487
Real Estate Investment Trusts — 11.3%
67,085	Apollo Residential Mortgage, Inc.	909,673
42,782	Ashford Hospitality Prime, Inc.	478,731
134,661	Ashford Hospitality Trust, Inc.	752,755
151,760	Brandywine Realty Trust	2,268,812
94,774	CBL & Associates Properties, Inc.	1,106,960
49,324	GEO Group Inc./The	1,579,848

Shares		Fair Value

Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
35,254	Hospitality Properties Trust	$902,150
69,768	Mack-Cali Realty Corp.	1,783,270
144,858	Medical Properties Trust, Inc.	1,928,060
77,687	New Residential Investment Corp.	940,013
79,147	Pennsylvania Real Estate Investment Trust	1,815,632
253,110	RAIT Financial Trust	769,454
		15,235,358
Utilities — 4.3%
37,846	ALLETE, Inc.	2,126,567
26,238	IDACORP, Inc.	1,908,290
44,178	Portland General Electric Co.	1,754,750
		5,789,607
Total Common Stocks (Cost $126,909,718)		129,645,814
Money Market — 3.8%
5,091,906	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.37% (a)	5,091,906
Total Money Market (Cost $5,091,906)		5,091,906
Total Investments (Cost $132,001,624) — 99.9%		134,737,720
Other Assets in Excess of Liabilities — 0.1%		188,331
Net Assets — 100.0%		$134,926,051

(a)	Rate disclosed is the seven day yield as of April 30, 2016.

*	Non-income producing security.

The sectors shown on the portfolio of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

5

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Assets:
Investments in securities, at cost	$132,001,624

Investments in securities, at fair value	134,737,720
Dividends receivable	89,983
Receivable for investments sold	380,827
Receivable for fund shares sold	50,671
Prepaid expenses	50,186
Total assets	135,309,387
Liabilities:
Payable for shares redeemed	228,553
Payable to Adviser	93,645
Payable to administrator	19,026
Payable to custodian	16,287
Accrued 12b-1 fees	8,951
Payable to trustees	287
Other accrued expenses	16,587
Total liabilities	383,336
Net Assets	$134,926,051

Net Assets consist of:
Paid in capital	$130,946,267
Accumulated undistributed net investment income	9,314
Accumulated undistributed net realized gain on investments	1,234,374
Net unrealized appreciation on investments	2,736,096
Net Assets	$134,926,051

Net Assets (unlimited number of shares authorized)
Class A:
Net assets	$3,064,039
Shares outstanding	160,190
Net asset value and redemption price per share	$19.13

Offering price per share (NAV/0.9425) (a)	$20.30

Retail Class:
Net assets	$39,867,024
Shares outstanding	2,078,722
Net asset value and offering price per share	$19.18

Redemption price per share (NAV * 0.99) (b)	$18.99

Institutional Class:
Net assets	$91,994,988
Shares outstanding	4,776,527
Net asset value, offering and redemption price per share	$19.26

(a)	Class A shares impose a maximum 5.75% sales charge on purchases.
(b)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

6

Statement of Operations

For the Period Ended April 30, 2016 (Unaudited)

Investment Income:
Dividend income	$1,737,105
Dividend income from affiliated securities	145
Foreign dividend taxes withheld	(566)
Total investment income	1,736,684
Expenses:
Investment Adviser	558,826
Distribution/12b-1:
Class A	3,758
Retail Class	59,289
Administration	124,513
Legal	13,249
Registration	31,505
Printing	12,526
Audit	8,262
Custodian	27,633
Trustee	3,899
Miscellaneous	22,381
Net operating expenses	865,841
Net investment income	870,843
Realized & Unrealized Gain on Investments
Net realized gain on investment securities	1,464,020
Change in unrealized appreciation on investment securities	(1,241,717)
Net realized and unrealized gain on investment securities	222,303
Net increase in net assets resulting from operations	$1,093,146

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

7

Statements of Changes in Net Assets

	Period Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited )
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$870,843	$1,528,058
Net realized gain on investment securities	1,464,020	14,531,505
Change in unrealized appreciation on investment securities	(1,241,717)	(15,576,288)
Net increase in net assets resulting from operations	1,093,146	483,275
Distributions From: Net investment income:
Class A	(48,014)	(24,971)
Retail Class	(718,238)	(498,693)
Institutional Class	(1,145,978)	(815,183)
Realized gain:
Class A	(384,616)	(310,960)
Retail Class	(5,875,018)	(5,763,778)
Institutional Class	(7,745,108)	(7,217,978)
Total distributions	(15,916,972)	(14,631,563)
Capital Transactions—Class A:
Proceeds from shares sold	1,077,981	1,016,533
Reinvestment of distributions	423,710	331,469
Amount paid for shares redeemed	(1,484,251)	(545,748)
Total Class A	17,440	802,254
Capital Transactions—Retail Class:
Proceeds from shares sold	3,301,646	12,838,383
Reinvestment of distributions	6,521,846	6,187,695
Amount paid for shares redeemed	(22,221,210)	(16,810,930)
Proceeds from redemption fees (a)	982	500
Total Retail Class	(12,396,736)	2,215,648
Capital Transactions—Institutional Class:
Proceeds from shares sold	19,323,877	17,300,097
Reinvestment of distributions	8,579,713	7,245,776
Amount paid for shares redeemed	(16,484,467)	(11,889,014)
Total Institutional Class	11,419,123	12,656,859
Net change resulting from capital transactions	(960,173)	15,674,761
Total Increase (Decrease) in Net Assets	(15,783,999)	1,526,473
Net Assets:
Beginning of period	150,710,050	149,183,577
End of period	$134,926,051	$150,710,050

Accumulated net investment income included in net assets at end of period	$9,314	$1,050,701

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

8

	Period Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited )
Share Transactions—Class A:
Shares sold	$59,048	$45,674
Shares issued in reinvestment of distributions	23,141	15,275
Shares redeemed	(88,251)	(25,241)
Total Class A	(6,062)	35,708
Share Transactions—Retail Class:
Shares sold	181,541	590,308
Shares issued in reinvestment of distributions	355,220	284,492
Shares redeemed	(1,266,636)	(775,888)
Total Retail Class	(729,875)	98,912
Share Transactions—Institutional Class:
Shares sold	1,092,772	784,994
Shares issued in reinvestment of distributions	465,782	332,223
Shares redeemed	(825,709)	(531,356)
Total Institutional Class	732,845	585,861
(a)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

9

Financial Highlights

(For a share outstanding throughout each period ended October 31 or April 30 as noted)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
Class A
2011	$18.30	0.10		(0.22)	(0.12)	(0.13)	—	(0.13)
2012	$18.07	0.11		1.47	1.58	(0.19)	(1.66)	(1.85)
2013	$17.80	0.12		6.14	6.26	(0.08)	(0.16)	(0.24)
2014	$23.82	0.15	(d)	2.12	2.27	(0.16)	(2.36)	(2.52)
2015	$23.57	0.19		(0.10)	0.09	(0.17)	(2.12)	(2.29)
2016 (e)	$21.37	0.11	(d)	0.06	0.17	(0.27)	(2.14)	(2.41)
Retail Class
2011	$18.35	0.11		(0.22)	(0.11)	(0.13)	—	(0.13)
2012	$18.11	0.11		1.47	1.58	(0.17)	(1.66)	(1.83)
2013	$17.86	0.17		6.08	6.25	(0.08)	(0.16)	(0.24)
2014	$23.87	0.15		2.13	2.28	(0.16)	(2.36)	(2.52)
2015	$23.63	0.19		(0.11)	0.08	(0.18)	(2.12)	(2.30)
2016 (e)	$21.41	0.11	(d)	0.06	0.17	(0.26)	(2.14)	(2.40)
Institutional Class
2011	$18.40	0.31		(0.38)	(0.07)	(0.14)	—	(0.14)
2012	$18.19	0.14		1.48	1.62	(0.23)	(1.66)	(1.89)
2013	$17.92	0.20		6.10	6.30	(0.08)	(0.16)	(0.24)
2014	$23.98	0.20	(d)	2.14	2.34	(0.22)	(2.36)	(2.58)
2015	$23.74	0.26		(0.12)	0.14	(0.24)	(2.12)	(2.36)
2016 (e)	$21.52	0.13	(d)	0.07	0.20	(0.32)	(2.14)	(2.46)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes any sales charges and redemption fees.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	The expense ratios shown include overdraft fees charged to the Fund. Without these overdraft fees, the expense ratios would be 1.25% for Class A and Retail Class and 1.00% for Institutional Class.
(d)	Per share amount has been calculated using the average shares method.
(e)	Period ended April 30, 2016 (Unaudited).
(f)	Not annualized
(g)	Annualized
(h)	Amount is less than $0.005.

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

10

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, end of period (000 omitted)	Ratio of net expenses to average net assets		Ratio of expenses (prior to reimbursements) to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of net investment income (loss) to average net assets before waiver & reimbursement by Adviser		Portfolio turnover rate (b)

0.02		$18.07	(0.60)%		$1,935	1.25%		1.49%		0.46%		0.22%		44.08%
—		$17.80	9.92%		$3,180	1.25%		1.75%		0.55%		0.05%		30.19%
—		$23.82	35.56%		$5,106	1.26	%(c)	1.51%		0.65%		0.40%		28.28%
—		$23.57	9.89%		$3,077	1.25%		1.37%		0.63%		0.51%		36.66%
—		$21.37	0.24%		$3,552	1.37%		1.41%		0.87%		0.83%		43.59%
—		$19.13	1.30	%(f)	$3,064	1.47	%(g)	1.47	%(g)	1.22	%(g)	1.22	%(g)	7.73	%(f)

—	(h)	$18.11	(0.66)%		$82,840	1.25%		1.51%		0.57%		0.32%		44.08%
—	(h)	$17.86	9.93%		$69,992	1.25%		1.74%		0.56%		0.06%		30.19%
—	(h)	$23.87	35.38%		$63,976	1.26	%(c)	1.53%		0.72%		0.45%		28.28%
—	(h)	$23.63	9.89%		$64,020	1.25%		1.37%		0.63%		0.51%		36.66%
—	(h)	$21.41	0.21%		$60,134	1.37%		1.41%		0.87%		0.83%		43.59%
—	(h)	$19.18	1.31	%(f)	$39,867	1.47	%(g)	1.47	%(g)	1.18	%(g)	1.18	%(g)	7.73	%(f)

—		$18.19	(0.44)%		$11,472	1.00%		1.26%		0.85%		0.59%		44.08%
—		$17.92	10.14%		$13,185	1.00%		1.49%		0.80%		0.30%		30.19%
—		$23.98	35.55%		$14,689	1.01	%(c)	1.27%		0.95%		0.68%		28.28%
—		$23.74	10.12%		$82,086	1.00%		1.12%		0.85%		0.73%		36.66%
—		$21.52	0.46%		$87,023	1.12%		1.16%		1.12%		1.08%		43.59%
—		$19.26	1.45	%(f)	$91,995	1.22	%(g)	1.22	%(g)	1.41	%(g)	1.41	%(g)	7.73	%(f)

See accompanying notes which are an integral part of these financial statements.

Semi-Annual Report

11

Notes to the Financial Statements

April 30, 2016 (Unaudited)

Note 1. Organization

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) (formerly the Dreman Contrarian Small Cap Value Fund) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser through the six months ended April 30, 2016 was Dreman Value Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers Class A shares, Retail Class shares, and Institutional Class shares. Class A shares are offered with a front-end sales charge. The Retail Class shares impose a 1% redemption fee on all shares redeemed within 60 days of purchase. Institutional Class shares do not have sales charges on original purchases.

Note 2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes—The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax

Semi-Annual Report

12

benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Expenses—Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income on, at least, an annual basis. The Fund also intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Note 3. Securities Valuation And Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Semi-Annual Report

13

Notes to the Financial Statements (Continued)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1—unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available).

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities will generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual

Semi-Annual Report

14

case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$129,645,814	$—	$—	$129,645,814
Money Market Securities	5,091,906	—	—	5,091,906

Total	$134,737,720	$—	$—	$134,737,720

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended April 30, 2016.

Note 4. Fees And Other Transactions With Affiliates And Other Service Providers

Under the terms of the management agreement between the Trust and the Adviser (the “Agreement”) for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund. For the period ended April 30, 2016, the Adviser earned fees of $558,826 from the Fund. At April 30, 2016, the Fund owed $93,645 to the Adviser.

The Adviser had contractually agreed to waive its management fee and reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest expense and dividends on securities sold short), taxes distribution and service (12b-1) fees, extraordinary expenses, and

Semi-Annual Report

15

Notes to the Financial Statements (Continued)

any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.25% of the net assets of the Fund.

Each fee waiver or reimbursement by the Adviser is subject to recoupment by the Fund within the three fiscal years following the fiscal year in which the waiver or expense incurred, provided that the Fund is able to make the recoupment without exceeding the expense limitation that is in effect at the time of the recoupment or at the time of the waiver or reimbursement. The contractual agreement is in effect through February 28, 2017. The expense cap may not be terminated prior to this date except by the Board. For the period ended April 30, 2016, the Adviser did not waive any fees from the Fund.

The amounts that were subject to recoupment by the Fund, as of April 30, 2016, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$215,534	2016
$166,367	2017
$67,514	2018

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Fund with administrative, accounting, transfer agent, and compliance services, including all regulatory reporting. For the period ended April 30, 2016, Ultimus earned fees of $124,513 for administrative services. At April 30, 2016, Ultimus was owed $19,026 for administrative services.

Certain officers and one Trustee of the Trust are members of management and employees of Ultimus.

Unified Financial Securities, LLC (the “Distributor” or “Unified”) acts as the principal distributor of the Fund’s shares. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended April 30, 2016, the Custodian earned fees of $27,633 for custody services. At April 30, 2016, the Custodian was owed $16,287 for custody services fees.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “1940 Act”). The Plan provides that the Fund will pay the Distributor or any registered securities dealer, financial institution or any other person (a “Recipient”) a fee aggregating up to 0.25% of the average daily net assets for each of the Class A shares and Retail Class shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising; compensation to underwriters, dealers and selling personnel; the printing and mailing of prospectuses to other than current Fund shareholders; the printing

Semi-Annual Report

16

and mailing of sales literature; and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended April 30, 2016, Class A shares 12b-1 expense incurred by the Fund was $3,758 and Retail Class shares 12b-1 expense incurred by the Fund was $59,289. The Fund owed $606 for Class A shares and $8,345 for Retail Class shares 12b-1 fees as of April 30, 2016.

During the period ended April 30, 2016, the Distributor received $2,868 from commissions earned on sales of Class A shares, of which $2,750 was re-allowed to intermediaries of the Fund. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Fund may invest in certain affiliated money market funds which were managed by an affiliated party of the Distributor. Income distributions earned from investments in this Fund are recorded as dividend income from affiliates in the accompanying financial statements. A summary of the Fund’s investment in such affiliated money market funds is presented in the table below:

Affiliated Fund	10/31/15 Fair Value	Purchases	Sales	4/30/16 Fair Value	Income
Huntington Money Market Fund, Institutional Shares	$9,266,949	$365,372	$(9,632,321)	$—	$145

Note 5. Purchases And Sales Of Securities

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	10,020,921
Sales
U.S. Government Obligations	$—
Other	22,139,574

Note 6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At April 30, 2016, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 48% of the

Semi-Annual Report

17

Notes to the Financial Statements (Continued)

outstanding shares of the Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

Note 7. Federal Income Taxes

At April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$13,051,893
Gross Unrealized (Depreciation)	(11,007,190)
Net Unrealized Appreciation on Investments*	$2,044,703

At April 30, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

At April 30, 2016, the aggregate cost of securities for federal income tax purposes was $132,693,017 for the Fund.

At October 31, 2015, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Foundry Partners Fundamental Small Cap Value Fund	$1,515,104	$14,002,086	$3,286,420	$18,803,610

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

The tax character of distributions paid for the fiscal period ended October 31, 2015 was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Foundry Partners Fundamental Small Cap Value Fund	$4,167,704	$10,463,859	$14,631,563	$—	$14,631,563

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Note 8. Commitments And Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

Semi-Annual Report

18

enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 9. Subsequent Events

Management of the Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. On June 20, 2016, Dreman Value Management, LLC (“Dreman”) assigned the management agreement with the Fund to Foundry Partners, LLC (“Foundry”). As part of this transaction, Mark Roach and Mario Tufano, two of the three portfolio managers to the Fund, agreed to transition to Foundry and will continue to manage the portfolio of the Fund. There will be no changes in the investment strategy of the Fund as a result of the assignment. Beginning June 21, 2016, The Board approved an interim advisory agreement with Foundry that will terminate upon the earlier of (i) 150 days from the date of the closing or (ii) the date of approval of a new investment advisory agreement by the shareholders of the Fund. Pursuant to this interim agreement, there will be no change in management fees paid by the Fund to Foundry, and all management fees under the interim agreement will be held in escrow pending the conclusion of the shareholder meeting. With the approval of an interim advisory agreement, the previous management agreement with Dreman was terminated along with all amounts that were previously subject to recoupment. Except for the effective and termination dates, the deposit of advisory fees into an escrow account, and other terms required by the 1940 Act, the terms of the interim agreement and the new agreement are identical to the terms of the current Investment Advisory Agreement. The new advisory agreement will be submitted to the shareholders of the Fund for their approval via a proxy solicitation. The mailing of the proxy statement and related solicitation were mailed out shortly thereafter. There are no additional items requiring adjustment of financial statements or additional disclosure.

Semi-Annual Report

19

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on December 8-9, 2015, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Agreement”) between the Valued Advisers Trust (the “Trust”) and Dreman Value Management, LLC (the “Adviser” or “Dreman”) with respect to the Dreman Contrarian Small Cap Value Fund (the “Fund”). Dreman provided written information to the Board to assist the Board in its considerations.

The Board discussed the contractual arrangements between Dreman and the Trust with respect to the Fund. Trust counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to Dreman. In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by Dreman; (ii) quarterly assessments of the investment performance of the Fund by personnel of Dreman; (iii) commentary on the reasons for the performance; (iv) presentations by Dreman addressing Dreman’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and Dreman; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Dreman; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors to be considered and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Dreman, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by Dreman from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered Dreman’s responsibilities under the Agreement. The trustees considered the services provided by Dreman to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its anticipated efforts to promote the Fund and grow its assets. The trustees considered Dreman’s continuity of, and

Semi-Annual Report

20

commitment to retain, qualified personnel and Dreman’s commitment to maintain and enhance its resources and systems. The Trustees considered Dreman’s personnel, including the education and experience of Dreman’s personnel. With regard to personnel changes, the Trustees discussed the recent departure of the firm’s Chief Investment Officer and the fact that the firm recently hired an individual in the compliance department. After considering the foregoing information and further information in the meeting materials provided by Dreman (including Dreman’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Dreman were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund and Dreman, the trustees compared the one-month, three-month, one-year, year-to-date, and since inception performance of the Fund for the periods ending October 31, 2015 with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. They also compared the performance of the Fund during various longer periods with the performance of the Fund’s benchmark as of September 30, 2015. The trustees also considered the consistency of Dreman’s management of the Fund with its investment objective, strategies, and limitations. The trustees noted that the Fund performed above average in its peer group category during the periods reviewed, and outperformed the benchmark during the three-year, ten-year and since inception periods. They also noted that the Fund slightly underperformed as compared to the index for the one-year and five-year period ended September 30, 2015. The trustees also considered the Fund’s performance relative to the performance of Dreman’s private accounts managed similarly to the Fund based on recent data and observed that the Fund performed comparably to those other accounts. After reviewing and discussing the investment performance of the Fund further, Dreman’s experience managing the Fund, Dreman’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and Dreman was acceptable.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by Dreman from the relationship with the Fund, the Trustees considered: (1) Dreman’s financial condition; (2) asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The trustees reviewed information provided by Dreman regarding its profits associated with managing the Fund. The trustees also considered potential benefits for Dreman in managing the Fund. The trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The trustees noted that the Fund’s management fee was lower than the average and median fees for the Fund’s peer group category. They also noted that the Fund’s net operating expenses were below the average and median of its peer group. The trustees also noted that Dreman had contractually committed to limit the

Semi-Annual Report

21

Investment Advisory Agreement Approval (Unaudited) (Continued)

operating expenses of the Fund. Based on the foregoing, the Board concluded that the fees to be paid to Dreman by the Fund and the profits to be realized by Dreman, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dreman.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with Dreman. The Board considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from other service provider relationships with the Fund. The trustees also noted that Dreman had historically kept an expense limitation arrangement in place and was continuing to do so at this time. The trustees noted that these arrangements have similar benefits to breakpoints, but that they actually protected shareholders more than breakpoints in that they ensure expenses are maintained at a particular level even if the assets of the Fund were to decline. The trustees noted that the Fund was not, because of its current asset level, experiencing the benefits of the expense limitation arrangement at this time although they noted that the arrangement provided value to the relationship and should be taken into consideration when considering this particular factor. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dreman.

5.	Possible conflicts of interest and benefits to the Adviser. In considering Dreman’s practices regarding conflicts of interest, the trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or Dreman’s other accounts; and the substance and administration of Dreman’s code of ethics. The trustees also considered disclosure in the registration statement of the Trust relating to Dreman’s potential conflicts of interest. The trustees noted that Dreman does not anticipate any indirect benefits from its relationship with the Fund, and Dreman does not engage in soft dollar arrangements. Based on the foregoing, the Board determined that Dreman’s standards and practices of Dreman relating to the identification and mitigation of potential conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Agreement between the Trust and the Adviser.

Semi-Annual Report

22

Valued Advisers Trust

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Semi-Annual Report

23

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 247-1014 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Foundry Partners, LLC

510 First Avenue North, Suite 409

Minneapolis, MN 55403

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

DANA LARGE CAP EQUITY FUND

DANA SMALL CAP EQUITY FUND

Semi-Annual Report

April 30, 2016

Dana Investment Advisors, Inc.

15800 Bluemound Rd., Suite 250

Brookfield, WI 53005

(855) 280-9648

www.danafunds.com

Dear Fellow Shareholders:

Enclosed is the Semi-Annual report for the Dana Funds. The beginning of the new fiscal year coincided with the launch of the Dana Small Cap Equity Fund (the “Small Cap Fund”). We are excited to expand our offerings and felt this fit with the natural progression and growth of the Dana Funds. The Small Cap Fund has grown to approximately $8 million in six months. Combined with the Dana Large Cap Equity Fund (the “‘Large Cap Fund”), the assets in the Dana Funds now total approximately $191 million. In the first six months of the fiscal year we saw assets grow by 21%. In the paragraphs below, you will find a recap of the market environment and performance of each mutual fund. On behalf of the investment adviser, Dana Investment Advisors, we would like to thank you for your continued investment and support. As always, we welcome your comments and questions, and you may reach us via email at DanaFunds@danainvestment.com.

Market Recap:

U.S. stocks were essentially flat for the first half of the Fund’s fiscal year (November 1, 2015 to April 30, 2016), with the S&P 500® Index (“S&P 500”) returning 0.43% during the period – although the six months were marked by volatility. From November 2015 through February 11, 2016, the S&P 500 fell -11.4%. Investors pivoted and drove the S&P 500 up 13.4% from February 12, 2016, through the end of April. Small cap, mid cap, and international equities experienced even wider swings. Concerns centered on slowing growth in China and the Federal Reserve Vice Chair’s pronouncements of an intent to raise U.S. interest rates. Japan’s adoption of negative interest rates exacerbated worries. Aside from the external factors affecting domestic equities, perhaps the biggest driver has been negative earnings growth trends. S&P 500 year-over-year earnings per share growth has been negative for six consecutive quarters. Janet Yellen’s congressional testimony in February helped stabilize equities, and Jamie Dimon’s large personal purchase of JP Morgan Chase & Co. stock seemed to signal the turning point in the equity markets. Also, earnings growth trends are expected to improve and return to positive territory as 2016 advances.

Dana Large Cap Equity Performance:

Performance in the Large Cap Fund lagged the S&P 500 over the November 1, 2015 to April 30, 2016 period as a number of market headwinds emerged. 2015 was a year in which market leadership was concentrated in a select group of large, high-growth (and very high valuation) companies. While the S&P 500 was up +1.38% in 2015, most stocks in the index were negative during the year. The equal- weighted S&P 500 was down -2.20%, and the Russell 1000 Growth® Index outperformed the Russell 1000 Value® Index by +9.50%.

The first quarter of 2016 was defined by an abrupt internal market reversal. Market leadership transitioned from 2015’s preferences for growth and mega-cap companies to highly shorted, lower quality names – particularly those exposed to commodities. Given an investment process that prioritizes relative value and quality, neither environment was ideal for the Large Cap Fund’s Strategy. Turnover during the six months was modest as we remain committed to our disciplined process. We will continue to cull underperformers from the portfolio and add companies that have favorable metrics, based on our investment approach.

1

As always, security selection is the driver of our performance. During the six months ending April 30, 2016, the top contributors to performance were CMS Energy Corporation, Xcel Energy, Inc., and Prologis, Inc. CMS and Xcel are utilities with consistent historical earnings execution, steady dividend growth, and favorable regulatory environments. Both stocks outperformed in the first quarter of 2016 as investors favored safety and yield against a relatively weak macroeconomic backdrop. Notably, sector neutral portfolio construction allowed the Large Cap Fund to participate in (and outperform through) the utility company rally while more heavily weighted sectors (e.g. Financials and Information Technology) underperformed. Prologis is a recent addition to the portfolio. The REIT is heavily exposed to e-commerce shipment demand and retail supply chain reconfigurations through its ownership of distribution facilities. A favorable market position and strong distribution growth were buoyed by the market’s preference for yield. The Utilities sector was the strongest performing sector on a relative basis, and the second strongest performing sector on an absolute basis. The Telecommunications sector posted the strongest absolute returns.

The biggest detractor from the Large Cap Fund’s performance was Royal Caribbean Cruises Ltd. Royal Caribbean entered a consolidation period following strong 2015 performance as conservative 2016 guidance surprised the market. The next largest detractors from Fund performance were Macy’s, Inc. and Tesoro Corporation. Macy’s operated in a highly promotional retail environment that resulted from the combined effects of e-commerce, weather, and stale apparel assortment. The position in Macy’s was sold in December. Tesoro, similar to Royal Caribbean, was a strong 2015 performer. The company’s underperformance in the last six months reflected narrowing crack spreads in a rising crude price environment. Tesoro’s exposure to midstream production and retail gasoline sales could mitigate these factors over the long-term. The Consumer Discretionary sector produced the weakest relative and absolute returns during the last six months.

Dana Small Cap Equity Performance:

Performance in the Small Cap Fund lagged the Russell 2000® Index over the November 1, 2015 to April 30, 2016 period. The equity markets were rather erratic over this time period with volatile swings in investor sentiment. The Small Cap Fund did provide downside protection during the market sell-off in December 2015 and January 2016 although it had a difficult time outperforming when the equity markets rebounded beginning in early February 2016. The rally beginning in February was led by some of the past year’s worst performing sectors (such as Energy and Materials) and low-quality stocks. It’s not unusual for our investment style to face headwinds when low quality stocks are outperforming, thankfully these types of environments tend to be short lived as investors tend to favor fundamentals over speculation in the long term.

During the six months ended April 30, 2016, the top sector contributors included Health Care and Energy. Top individual contributors were CoreSite Realty Corporation, Ligand Pharmaceuticals, Inc., AMN Healthcare Services, Inc., and Hawaiian Holdings, Inc. CoreSite is a Real Estate Investment Trust (REIT) that manages data centers housing networking, storage, and communications technology infrastructure. The REIT is a beneficiary of the exponential growth in digital data creation and use and has experienced 25% annualized growth in funds from operations (FFO) over the past three years. AMN, also benefiting from secular tailwinds, is the nation’s largest healthcare staffing provider. Healthcare reform, aging healthcare professionals, rising healthcare spending and an aging population are leading demand for the company’s services. Ligand is a biopharmaceutical

2

company that develops and acquires royalty rights to a variety of drugs. The company has 13 approved products, 85 partners, and an exciting pipeline that management believes will double revenue to nearly $2.5 billion over the next two years. Hawaiian Airlines is the largest provider of service to Hawaii and serves many Asian hubs as well. Low oil prices, strong ticket pricing, and efficient capacity growth have driven earnings and investor enthusiasm for the stock.

The largest sector detractor was Information Technology. Significant individual detractors to performance were Lannett Company, Inc., AMAG Pharmaceuticals, Inc., Infinera Corporation, and Asbury Automotive Group, Inc. Lannett is a generic drug developer and manufacturer plagued by a string of bad news, including the loss of a major customer at a company pending their acquisition, weaker than expected sales and delayed product launches. AMAG develops and commercializes biopharmaceutical therapies with an emphasis on treating iron deficiency. Shares were weighted down by an FDA request for information relating to manufacturing procedures for one of the company’s drugs and worries over lower-priced generic competitors challenging sales. Infinera provides optical transport networking equipment. Communications equipment companies were among the worst performing industries within technology from November 2015 to April 2016, and Infinera was not immune to weakness in the group. The company experienced slowing purchasing trends among major customers. Asbury Automotive is one of the largest automotive retailers in the U.S. with over 85% of sales from import brands. The company’s cost structure and rising inventories sent margins and earnings revisions lower.

As we mentioned in the past, our shareholders are key to our continued success, and we take seriously the trust you have placed in us. Attractive opportunities continue to be present in the equity markets, and our process, which we have successfully implemented since 1999, has led to success in the Large Cap Fund over full market cycles. Warren Buffet once said, ‘The stock market is a device for transferring money from the impatient to the patient.” We remain patient and believe that our holdings with solid fundamental characteristics will be rewarded over the long term.

Respectfully submitted,

Mark R. Mirsberger, CPA

Chief Executive Officer – Dana Investment Advisors, Inc.

Duane Roberts, CFA

Portfolio Manager and Director of Equities – Dana Investment Advisors, Inc.

3

Investment Results (Unaudited)

Total Returns(a) as of April 30, 2016

	Six Months	One Year	Three Year	Five Year	Since Inception (3/1/10)	Since Inception (7/28/10)	Since Inception (10/29/13)
Dana Large Cap Equity Fund
Class A with Load	(8.42)%	(9.89)%	6.83%	7.23%	N/A	10.84%	N/A
Class A without Load	(3.58)%	(5.14)%	8.68%	8.33%	N/A	11.83%	N/A
Class N	(3.62)%	(5.16)%	8.77%	8.45%	12.80%	N/A	N/A
Institutional Class	(3.45)%	(4.86)%	N/A	N/A	N/A	N/A	6.58%
S&P 500® Index(b)	0.43%	1.21%	11.26%	11.02%	13.04%	13.71%	8.81%
			Expense Ratios(c)
			Class A	Class N	Institutional Class
Gross			1.25%	1.25%	1.00%
With Applicable Waivers			0.98%	0.98%	0.73%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Large Cap Equity Fund (the “Large Cap Fund”) distributions or the redemption of Large Cap Fund shares. Current performance of the Large Cap Fund may be lower or higher than the performance quoted. The Large Cap Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods greater than 1 year are annualized. The Large Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower. Returns figures for Class A with load include the maximum 5.00% sales charge.

(b) The S&P 500® Index (“Index”) is widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Large Cap Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Large Cap Fund’s prospectus dated February 29, 2016. The Dana Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund until February 28, 2017, so that total annual fund operating expenses does not exceed 0.73%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Large Cap Fund within three years following the fiscal year in which the expense was incurred, provided that the Large Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. The amounts subject to potential recoupment by the Adviser prior to the reorganization as a series of the Valued Advisers Trust are not subject to recoupment. Additional information pertaining to the Large Cap Fund’s expense ratios as of April 30, 2016 can be found on the financial highlights.

The Large Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Large Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Large Cap Fund is distributed by Unified Financial Securities, LLC, member FINRA.

4

Investment Results (Unaudited)

Total Return(a) as of April 30, 2016

	Since Inception (11/3/15)
Dana Small Cap Equity Fund
Institutional Class	(9.00)%
Investor Class	(9.23)%
Russell 2000® Index (b)	(3.91)%
	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	2.49%	2.74%
With Applicable Waivers	0.95%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dana Small Cap Equity Fund (the “Small Cap Fund”) distributions or the redemption of Small Cap Fund shares. Current performance of the Small Cap Fund may be lower or higher than the performance quoted. The Small Cap Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small Cap Fund’s returns reflect any fee reductions during the applicable period. If such reductions had not occurred, the quoted performance would have been lower.

(b) The Russell 2000® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Small Cap Fund’s portfolio. Individuals can not invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios are from the Small Cap Fund’s prospectus dated February 29, 2016. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Small Cap Fund until February 28, 2017, so that total annual fund operating expenses does not exceed 0.95%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Small Cap Fund within three years following the fiscal year in which the expense was incurred, provided that the Small Cap Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees. The amounts subject to potential recoupment by the Adviser prior to the reorganization as a series of the Valued Advisers Trust are not subject to recoupment. Additional information pertaining to the Small Cap Fund’s expense ratios as of April 30, 2016 can be found on the financial highlights.

The Small Cap Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Small Cap Fund is distributed by Unified Financial Securities, LLC, member FINRA.

5

Portfolio Illustration (Unaudited)

April 30, 2016

The following chart gives a visual breakdown of the Large Cap Fund by sector weighting as a percentage of the fair value of portfolio investments.

6

Portfolio Illustration (Unaudited)

April 30, 2016

The following chart gives a visual breakdown of the Small Cap Fund by sector weighting as a percentage of the fair value of portfolio investments.

Availability of Portfolio Schedule – (Unaudited)

The Large Cap Fund and the Small Cap Fund (each a “Fund” and collectively the “Funds”) files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available at the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

7

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

8

Summary of Fund’s Expenses – (Unaudited) (continued)

		Beginning Account Value, November 1, 2015	Ending Account Value, April 30, 2016	Expenses Paid During Period(a)	Annualized Expense Ratio
Dana Large Cap Equity Fund
Class A	Actual	$1,000.00	$964.20	$4.79	0.98%

	Hypothetical(b)	$1,000.00	$1,019.99	$4.92	0.98%

Class N	Actual	$1,000.00	$963.80	$4.78	0.98%

	Hypothetical(b)	$1,000.00	$1,019.99	$4.92	0.98%

Institutional Class	Actual	$1,000.00	$965.50	$3.57	0.73%

	Hypothetical(b)	$1,000.00	$1,021.23	$3.67	0.73%

		Beginning Account Value, November 3, 2015	Ending Account Value, April 30, 2016	Expenses Paid During Period(c)	Annualized Expense Ratio
Dana Small Cap Equity Fund
Institutional Class	Actual	$1,000.00	$910.00	$4.46	0.95%

	Hypothetical(b)	$1,000.00	$1,020.14	$4.77	0.95%

Investor Class	Actual	$1,000.00	$907.70	$5.63	1.20%

	Hypothetical(b)	$1,000.00	$1,018.90	$6.02	1.20%

(a)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s investment adviser for the period beginning November 1, 2015 to April 30, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

(b)	Hypothetical assumes 5% annual return before expenses.

(c)

Actual expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 180/366 (to reflect the period since commencement of operations on November 3, 2015). The annualized expense ratios reflect reimbursement of expenses by the Fund’s investment adviser for the period beginning November 3, 2015 through April 30, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s investment adviser for the period beginning November 1, 2015 to April 30, 2016.

9

Dana Large Cap Equity Fund

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – 98.69%

	Consumer Discretionary – 12.50%
54,000	Comcast Corp. – Class A	$3,281,040
98,000	D.R. Horton, Inc.	2,945,880
140,000	Interpublic Group of Cos., Inc.	3,211,600
31,000	Lear Corp.	3,569,030
43,000	Lowe’s Companies, Inc.	3,268,860
40,000	Royal Caribbean Cruises Ltd.	3,096,000
44,000	Target Corp.	3,498,000

		22,870,410

	Consumer Staples – 10.55%
46,000	Campbell Soup Co.	2,838,660
36,000	CVS Health Corp.	3,618,000
39,000	Dr. Pepper Snapple Group, Inc.	3,545,490
24,000	Kimberly-Clark Corp.	3,004,560
92,000	Kroger Co./The	3,255,880
61,000	Reynolds American, Inc.	3,025,600

		19,288,190

	Energy – 7.05%
30,000	Chevron Corp.	3,065,400
38,000	Exxon Mobil Corp.	3,359,200
37,000	Schlumberger Ltd.	2,972,580
33,000	Spectra Energy Corp.	1,031,910
25,000	Tesoro Corp.	1,992,250
8,000	Valero Energy Corp.	470,960

		12,892,300

	Financials – 12.04%
38,000	Ameriprise Financial, Inc.	3,644,200
79,400	Hartford Financial Services Group, Inc./The	3,523,772
60,000	JPMorgan Chase & Co.	3,792,000
54,000	Nasdaq, Inc.	3,332,340
98,000	SunTrust Banks, Inc.	4,090,520
73,000	Wells Fargo & Co.	3,648,540

		22,031,372

	Health Care – 14.79%
56,000	AbbVie, Inc.	3,416,000
28,500	Aetna, Inc.	3,199,695
22,400	Amgen, Inc.	3,545,920
41,000	Cardinal Health, Inc.	3,216,860
33,800	Gilead Sciences, Inc.	2,981,498
29,400	Johnson & Johnson	3,295,152
92,000	Pfizer, Inc.	3,009,320
43,600	STERIS PLC	3,081,212
10,000	UnitedHealth Group, Inc.	1,316,800

		27,062,457

	Industrials – 10.24%
45,800	Alaska Air Group, Inc.	3,225,694
28,000	Boeing Co./The	3,774,400

See accompanying notes which are an integral part of the financial statements.

10

Dana Large Cap Equity Fund

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Industrials – 10.24% (continued)
25,400	General Dynamics Corp.	$3,569,208
113,000	General Electric Co.	3,474,750
26,000	Masco Corp.	798,460
34,800	Stanley Black & Decker, Inc.	3,894,816

		18,737,328

	Information Technology – 18.85%
4,800	Alphabet, Inc. – Class A *	3,397,824
60,000	Amdocs Ltd.	3,392,400
34,000	Apple, Inc.	3,187,160
62,000	Broadridge Financial Solutions, Inc.	3,710,080
88,000	CDW Corp.	3,388,000
134,000	Cisco Systems, Inc.	3,683,660
57,000	Electronic Arts, Inc. *	3,525,450
48,000	Lam Research Corp.	3,667,200
68,000	Microsoft Corp.	3,391,160
47,000	Skyworks Solutions, Inc.	3,140,540

		34,483,474

	Materials – 2.77%
31,000	Lyondellbasell Industries NV – Class A	2,562,770
53,000	Sealed Air Corp.	2,510,080

		5,072,850

	Real Estate Investment Trusts – 3.87%
102,000	Omega Healthcare Investors, Inc.	3,444,540
80,000	Prologis, Inc.	3,632,800

		7,077,340

	Telecommunication Services – 2.74%
66,000	AT&T, Inc.	2,562,120
48,000	Verizon Communications, Inc.	2,445,120

		5,007,240

	Utilities – 3.29%
74,000	CMS Energy Corp.	3,010,320
75,000	Xcel Energy, Inc.	3,002,250

		6,012,570

	Total Common Stocks (Cost $175,242,087)	180,535,531

Short-Term Investments – 1.29%

2,360,626	Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	2,360,626

	Total Short-Term Investments (Cost $2,360,626)	2,360,626

	Total Investments – 99.98% (Cost $177,602,713)	182,896,157

	Other Assets in Excess of Liabilities – 0.02%	28,484

	NET ASSETS – 100.00%	$182,924,641

(a)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of the financial statements.

11

Dana Small Cap Equity Fund

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – 97.44%

	Consumer Discretionary – 13.46%
8,517	American Axle & Manufacturing Holdings, Inc. *	$132,099
3,071	BJ’s Restaurants, Inc. *	136,967
2,170	Columbia Sportswear Co.	127,097
6,727	Express, Inc. *	122,297
2,865	G-III Apparel Group Ltd. *	129,641
4,110	Sinclair Broadcast Group, Inc. – Class A	131,808
3,795	Sonic Corp.	130,434
1,005	Vail Resorts, Inc.	130,288

		1,040,631

	Consumer Staples – 1.65%
1,143	Casey’s General Stores, Inc.	128,016

	Energy – 2.29%
4,610	Matrix Service Co. *	86,852
1,432	PDC Energy, Inc. *	89,915

		176,767

	Financials – 16.84%
2,711	AMERISAFE, Inc.	146,069
3,194	Bank of the Ozarks, Inc.	131,912
5,300	Encore Capital Group, Inc. *	149,195
5,862	First Merchants Corp.	150,360
3,392	Home BancShares, Inc.	145,822
2,751	Pinnacle Financial Partners, Inc.	135,267
3,027	Primerica, Inc.	150,018
4,297	Renasant Corp.	147,559
2,085	South State Corp.	145,908

		1,302,110

	Health Care – 15.69%
3,363	AMN Healthcare Services, Inc. *	119,420
7,357	DepoMed, Inc. *	127,865
2,985	Emergent BioSolutions, Inc. *	114,982
5,020	Globus Medical, Inc. – Class A *	125,701
949	Ligand Pharmaceuticals, Inc. – Class B *	114,706
3,861	Natus Medical, Inc. *	123,050
1,799	PAREXEL International Corp. *	109,919
2,250	Prestige Brands Holdings, Inc. *	127,755
7,304	Supernus Pharmaceuticals, Inc. *	125,337
1,978	VCA, Inc. *	124,555

		1,213,290

	Industrials – 11.46%
2,257	Apogee Enterprises, Inc.	93,530
2,661	Astronics Corp. *	98,324
3,101	Comfort Systems USA, Inc.	91,448
1,530	Dycom Industries, Inc. *	108,018
3,964	Echo Global Logistics, Inc. *	92,639
2,028	Hawaiian Holdings, Inc. *	85,318
10,023	Mueller Water Products, Inc.	107,747
1,863	Multi-Color Corp.	111,463
2,138	Patrick Industries, Inc. *	98,027

		886,514

See accompanying notes which are an integral part of the financial statements.

12

Dana Small Cap Equity Fund

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks – (continued)

	Information Technology – 17.85%
5,439	ARRIS International PLC *	$123,846
2,928	Blackhawk Network Holdings, Inc. *	94,077
6,647	Ciena Corp. *	111,869
4,318	Convergys Corp.	114,427
1,545	EPAM Systems, Inc. *	112,677
1,605	Euronet Worldwide, Inc. *	123,746
3,913	Gigamon, Inc. *	127,525
7,898	Infinera Corp. *	93,907
5,947	Integrated Device Technology, Inc. *	114,658
6,570	Jabil Circuit, Inc.	114,055
2,066	Manhattan Associates, Inc. *	125,076
8,974	Rudolph Technologies, Inc. *	124,469

		1,380,332

	Materials – 4.03%
2,859	Berry Plastics Group, Inc. *	102,981
3,761	Chemtura Corp. *	104,744
1,597	Neenah Paper, Inc.	103,949

		311,674

	Real Estate Investment Trusts – 9.08%
8,049	Colony Capital, Inc.–Class A	142,306
1,959	CoreSite Realty Corp.	146,788
5,100	Pebblebrook Hotel Trust	140,964
1,242	Sovran Self Storage, Inc.	131,925
12,323	Summit Hotel Properties, Inc.	140,482

		702,465

	Telecommunications – 1.03%
4,821	Inteliquent, Inc.	79,980

	Utilities – 4.06%
1,752	Chesapeake Utilities Corp.	104,279
3,263	PNM Resources, Inc.	103,372
1,634	Southwest Gas Corp.	106,063

		313,714

	Total Common Stocks (Cost $7,439,867)	7,535,493

Short-Term Investments – 1.77%

136,885	Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	136,885

	Total Short-Term Investments (Cost $136,885)	136,885

	Total Investments – 99.21% (Cost $7,576,752)	7,672,378

	Other Assets in Excess of Liabilities – 0.79%	60,899

	NET ASSETS – 100.00%	$7,733,277

(a)	Rate disclosed is the seven day yield as of April 30, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of the financial statements.

13

Dana Funds

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Dana Large Cap Equity Fund	Dana Small Cap Equity Fund
Assets
Investments in securities at fair value (cost $177,602,713 and $7,576,752)	$182,896,157	$7,672,378
Cash	23,760	—
Receivable for fund shares sold	96,527	13,210
Receivable for proceeds from redemption fees	151	—
Dividends receivable	203,482	787
Receivable from Adviser	—	5,786
Deferred organizational and offering costs	—	28,914
Prepaid expenses	32,817	13,999
Total Assets	183,252,894	7,735,074
Liabilities
Payable for fund shares redeemed	204,435	—
Payable to Adviser	78,968	—
Payable for Distribution Fees	7,444	400
Payable to administrator, fund accountant, and transfer agent	16,936	703
Payable to trustees	2,044	668
Other accrued expenses	18,426	26
Total Liabilities	328,253	1,797
Net Assets	$182,924,641	$7,733,277
Net Assets consist of:
Paid-in capital	$185,255,920	$7,842,110
Accumulated undistributed net investment income (loss)	270,250	(244)
Accumulated undistributed net realized loss from investment transactions	(7,894,973)	(204,215)
Net unrealized appreciation on investments	5,293,444	95,626
Net Assets	$182,924,641	$7,733,277

14

See accompanying notes which are an integral part of these financial statements.

Dana Funds

Statements of Assets and Liabilities (continued)

April 30, 2016 (Unaudited)

	Dana Large Cap Equity Fund	Dana Small Cap Equity Fund
Class N:
Net Assets	$34,430,647
Shares outstanding	1,970,811
Net asset value (“NAV”) and offering price per share	$17.47
Minimum redemption price per share (NAV * 98%) (a)	$17.12
Class A:
Net Assets	$1,147,617
Shares outstanding	65,809
Net asset value (“NAV”) per share	$17.44
Maximum offering price per share (NAV/0.95) (b)	$18.36
Minimum redemption price per share (NAV * 98%) (a)	$17.09
Institutional Class:
Net Assets	$147,346,377	$5,706,964
Shares outstanding	8,434,981	628,055
Net asset value (“NAV”) and offering price per share	$17.47	$9.09
Minimum redemption price per share (NAV * 98%) (a)	$17.12	$8.91
Investor Class:
Net Assets		$2,026,313
Shares outstanding		223,362
Net asset value (“NAV”) and offering price per share		$9.07
Minimum redemption price per share (NAV * 98%) (a)		$8.89

(a)	The Funds charge a 2.00% redemption fee on shares redeemed within 60 days of purchase.
(b)	Class A shares impose a maximum 5.00% sales charge on purchases.

See accompanying notes which are an integral part of these financial statements.

15

Dana Funds

Statements of Operations

For the six months ended April 30, 2016 (Unaudited)

	Dana Large Cap Equity Fund	Dana Small Cap Equity Fund(a)
Investment Income
Dividend income (net of foreign taxes withheld of $1,881 and $84)	$1,929,600	$21,339
Total investment income	1,929,600	21,339
Expenses
Investment Adviser	583,899	14,712
Distribution (12b-1):
Class N	43,583	—
Class A	1,785	—
Investor Class	—	1,512
Administration	45,892	18,953
Fund accounting	25,495	15,000
Transfer agent	25,684	11,797
Legal	11,428	8,411
Registration	30,796	658
Custodian	12,603	5,181
Audit	8,228	8,119
Trustee	3,818	1,987
Insurance	8,338	—
Pricing	1,184	907
Printing	8,175	178
Offering	—	23,644
Organizational	—	4,304
24f-2	232	255
Miscellaneous	4,732	3,015
Total expenses	815,872	118,633
Fees contractually waived by Adviser	(161,686)	(55,435)
Fees waived by the Administrator	—	(44,030)
Net operating expenses	654,186	19,168
Net investment income	1,275,414	2,171
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(6,376,690)	(204,215)
Net change in unrealized appreciation (depreciation) of investment securities	(906,158)	95,626
Net realized and unrealized loss on investments	(7,282,848)	(108,589)
Net decrease in net assets resulting from operations	$(6,007,434)	$(106,418)

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.

16

See accompanying notes which are an integral part of these financial statements.

Dana Funds

Statements of Changes in Net Assets

	Dana Large Cap Equity Fund		Dana Small Cap Equity Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period Ended April 30, 2016(a) (Unaudited)
Increase in Net Assets due to: Operations:
Net investment income	$1,275,414	$1,145,661	$2,171
Net realized loss on investment securities transactions	(6,376,690)	(1,513,521)	(204,215)
Net change in unrealized appreciation (depreciation) of investments securities	(906,158)	918,692	95,626
Net increase (decrease) in net assets resulting from operations	(6,007,434)	550,832	(106,418)
Distributions From:
Net investment income:
Class N	(201,749)	(310,826)
Class A	(6,022)	(12,606)
Institutional Class	(937,090)	(702,819)	(1,828)
Investor Class			(587)
Realized gains:
Class N	—	(1,380,628)
Class A	—	(47,055)
Institutional Class	—	(936,609)	—
Total distributions	(1,144,861)	(3,390,543)	(2,415)
Capital Transactions – Class N:
Proceeds from shares sold	1,763,247	22,909,588
Reinvestment of distributions	197,929	1,276,366
Amount paid for shares redeemed	(2,873,011)	(15,880,730)
Proceeds from redemption fees (b)	241	162
Total Class N	(911,594)	8,305,386
Capital Transactions – Class A:
Proceeds from shares sold	136,984	1,685,300
Reinvestment of distributions	5,689	58,595
Amount paid for shares redeemed	(1,588,518)	(152,311)
Proceeds from redemption fees (b)	1,571	652
Total Class A	(1,444,274)	1,592,236

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.
(b)	The Funds charge a 2.00% redemption fee on shares redeemed within 60 days of purchase.

See accompanying notes which are an integral part of these financial statements.

17

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Large Cap Equity Fund		Dana Small Cap Equity Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period Ended April 30, 2016(a) (Unaudited)
Capital Transactions – Institutional Class:
Proceeds from shares sold	53,829,941	127,938,610	6,002,291
Reinvestment of distributions	76,055	195,472	728
Amount paid for shares redeemed	(18,700,518)	(15,194,601)	(203,717)
Proceeds from redemption fees (b)	3,411	63,483	1,840
Total Institutional Class	35,208,889	113,002,964	5,801,142
Capital Transactions – Investor Class:
Proceeds from shares sold			2,046,107
Reinvestment of distributions			587
Amount paid for shares redeemed			(5,726)
Total Investor Class			2,040,968
Net increase in net assets resulting from capital transactions	32,853,021	122,900,586	7,842,110
Total Increase in Net Assets	25,700,726	120,060,875	7,733,277
Net Assets:
Beginning of period	157,223,915	37,163,040	—
End of period	$182,924,641	$157,223,915	$7,733,277
Accumulated net investment income (loss) included in net assets at end of period	$270,250	$139,697	$(244)

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.
(b)	The Funds charge a 2.00% redemption fee on shares redeemed within 60 days of purchase.

18

See accompanying notes which are an integral part of these financial statements.

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Large Cap Equity Fund		Dana Small Cap Equity Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Period Ended April 30, 2016(a) (Unaudited)
Share Transactions – Class N:
Shares sold	101,586	1,222,207
Shares issued in reinvestment of distributions	11,203	69,257
Shares redeemed	(167,151)	(840,885)
Total Class N	(54,362)	450,579
Share Transactions – Class A:
Shares sold	7,840	94,497
Shares issued in reinvestment of distributions	324	3,192
Shares redeemed	(88,212)	(8,399)
Total Class A	(80,048)	89,290
Share Transactions – Institutional Class:
Shares sold	3,047,182	6,906,834	651,988
Shares issued in reinvestment of distributions	4,314	10,643	77
Shares redeemed	(1,073,239)	(834,286)	(24,010)
Total Institutional Class	1,978,257	6,083,191	628,055
Share Transactions – Investor Class:
Shares sold			223,930
Shares issued in reinvestment of distributions			61
Shares redeemed			(629)
Total Investor Class			223,362

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

19

Dana Large Cap Equity Fund – Class N

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net asset value, at beginning of period	$18.23		$18.54	$17.19	$13.88	$12.50	$11.83

Income from investment operations:

Net investment income (loss)	0.12		0.18	0.19	0.21 (a)	0.14 (a)	0.09 (a)

Net realized and unrealized gain (loss) on investments	(0.78)		0.49 (b)	2.46	3.40	1.51	0.67

Total from investment operations	(0.66)		0.67	2.65	3.61	1.65	0.76

Distributions from:

Net investment income	(0.10)		(0.15)	(0.18)	(0.22)	(0.14)	(0.09)

Net realized gain	—		(0.83)	(1.12)	(0.08)	(0.13)	—

Total from distributions	(0.10)		(0.98)	(1.30)	(0.30)	(0.27)	(0.09)

Redemption fees (c)	—		—	—	—	—	—

Net asset value, at end of period	$17.47		$18.23	$18.54	$17.19	$13.88	$12.50

Total Return (d)	(3.62	)%(e)	3.61%	16.23%	26.35%	13.44%	6.40%

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$34,431		$36,909	$29,197	$18,306	$12,819	$8,961

Before waiver

Ratio of expenses to average net assets	1.17	%(f)	1.25%	1.93%	1.99%	2.30%	3.50%

Ratio of net investment income (loss) to average net assets	1.16	%(f)	0.73%	0.15%	0.32%	0.24%	(1.28)%

After waiver

Ratio of expenses to average net assets	0.98	%(f)	0.98%	0.98%	0.98%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	1.36	%(f)	1.00%	1.09%	1.33%	1.04%	0.72%

Portfolio turnover (g)	18	%(e)	45%	57%	70%	54%	53%

(a)	Per share net investment income has been determined on the basis of average shares outstanding during the year.
(b)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(c)	The amount is less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

20

See accompanying notes which are an integral part of these financial statements.

Dana Large Cap Equity Fund – Class A

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2016
			Years Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, at beginning of period	$18.18		$18.51	$17.17	$13.92	$12.52	$11.84

Income from investment operations:

Net investment income (loss)	0.13	(a)	0.16	0.20	0.13 (a)	0.14 (a)	0.08 (a)

Net realized and unrealized gain (loss) on investments	(0.80)		0.50 (b)	2.44	3.39	1.52	0.67

Total from investment operations	(0.67)		0.66	2.64	3.52	1.66	0.75

Distributions from:

Net investment income	(0.09)		(0.16)	(0.18)	(0.19)	(0.13)	(0.07)

Net realized gain	—		(0.83)	(1.12)	(0.08)	(0.13)	—

Total from distributions	(0.09)		(0.99)	(1.30)	(0.27)	(0.26)	(0.07)

Redemption fees	0.02		— (c)	— (c)	— (c)	— (c)	— (c)

Net asset value, at end of period	$17.44		$18.18	$18.51	$17.17	$13.92	$12.52

Total Return (d)	(3.58	)%(e)	3.54%	16.24%	25.67%	13.54%	6.36%

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$1,148		$2,652	$1,047	$799	$678	$301

Before waiver:

Ratio of expenses to average net assets	1.17	%(f)	1.25%	1.93%	1.98%	2.27%	3.11%

Ratio of net investment income (loss) to average net assets	1.32	%(f)	0.73%	0.15%	0.35%	0.22%	(0.95)%

After waiver:

Ratio of expenses to average net assets	0.98	%(f)	0.98%	0.98%	1.49%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	1.51	%(f)	1.00%	1.09%	0.84%	1.00%	0.66%

Portfolio turnover (g)	18	%(e)	45%	57%	70%	54%	53%

(a)	Per share net investment income has been determined on the basis of average shares outstanding during the period.
(b)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(c)	The amount is less than $0.005 per share.
(d)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions and excludes the maximum sales charge.

(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

21

Dana Large Cap Equity Fund – Institutional Class

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)

Net asset value, at beginning of period	$18.22		$18.52	$17.19	$17.14

Income from investment operations:

Net investment income (loss)	0.14	(b)	0.19	0.26	—	(b)(c)

Net realized and unrealized gain (loss) on investments	(0.77)		0.52 (d)	2.44	0.05

Total from investment operations	(0.63)		0.71	2.70	0.05

Distributions from:

Net investment income	(0.12)		(0.19)	(0.25)	—

Net realized gain	—		(0.83)	(1.12)	—

Total from distributions	(0.12)		(1.02)	(1.37)	—

Redemption fees	—	(c)	0.01	—	—

Net asset value, at end of period	$17.47		$18.22	$18.52	$17.19

Total Return (e)	(3.45	)%(f)	3.89%	16.60%	0.29	%(f)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$147,346		$117,663	$6,919	$273

Before waiver:

Ratio of expenses to average net assets	0.92	%(g)	1.00%	1.68%	1.53	%(g)

Ratio of net investment income (loss) to average net assets	1.38	%(g)	0.98%	0.40%	(0.31	)%(g)

After waiver:

Ratio of expenses to average net assets	0.73	%(g)	0.73%	0.73%	0.73	%(g)

Ratio of net investment income (loss) to average net assets	1.57	%(g)	1.25%	1.34%	0.49	%(g)

Portfolio turnover (h)	18	%(f)	45%	57%	70	%(f)

(a)	The Dana Large Cap Equity Fund Institutional Class commenced operations on October 29, 2013.
(b)	Per share net investment income has been determined on the basis of average shares outstanding during the period.
(c)	The amount is less than $0.005 per share.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(f)	Not annualized
(g)	Annualized
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

22

See accompanying notes which are an integral part of these financial statements.

Dana Small Cap Equity Fund – Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended April 30, 2016 (Unaudited)(a)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income (loss)	0.01

Net realized and unrealized gain (loss) on investments	(0.91)

Total from investment operations	(0.90)

Distributions from:

Net investment income	(0.01)

Total from distributions	(0.01)

Redemption fees (b)	—

Net asset value, at end of period	$9.09

Total Return (c)	(9.00	)%(d)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$5,707

Before waiver:

Ratio of expenses to average net assets	6.31	%(e)

Ratio of net investment income (loss) to average net assets	(5.14	)%(e)

After waiver:

Ratio of expenses to average net assets	0.95	%(e)

Ratio of net investment income (loss) to average net assets	0.22	%(e)

Portfolio turnover (f)	20	%(d)

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.
(b)	The amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

23

See accompanying notes which are an integral part of these financial statements.

Dana Small Cap Equity Fund – Investor Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Period Ended April 30, 2016 (Unaudited)(a)
Net asset value, at beginning of period	$10.00

Income from investment operations:

Net investment income (loss)	—	(b)(c)

Net realized and unrealized gain (loss) on investments	(0.93)

Total from investment operations	(0.92)

Distributions from:

Net investment income	(0.01)

Total from distributions	(0.01)

Redemption fees	—

Net asset value, at end of period	$9.07

Total Return (d)	(9.23	)%(e)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$2,026

Before waiver:

Ratio of expenses to average net assets	6.56	%(f)

Ratio of net investment income (loss) to average net assets	(5.39	)%(f)

After waiver:

Ratio of expenses to average net assets	1.20	%(f)

Ratio of net investment income (loss) to average net assets	(0.03	)%(f)

Portfolio turnover (g)	20	%(e)

(a)	For the period November 3, 2015 (commencement of operations) through April 30, 2016.
(b)	Per share net investment income has been determined on the basis of average shares outstanding during the period.
(c)	The amount is less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized
(f)	Annualized
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

24

See accompanying notes which are an integral part of these financial statements.

Dana Funds

Notes to Financial Statements

April 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Equity Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Equity Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Equity Fund currently offers Class N shares, Class A shares, and Institutional Class shares, and the Small Cap Equity Fund currently offers Investor Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board. Class A currently has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. All share classes impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

25

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

For the period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statements of operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute substantially all of their net investment income quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable

26

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ official closing price. Lacking a last sale price, an exchange security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by a pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), in the absence of an available

27

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

price may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Funds may invest in default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2016:

Large Cap Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$180,535,531	$–	$–	$180,535,531
Short-Term Investments	2,360,626	–	–	2,360,626
Total	$182,896,157	$–	$–	$182,896,157

Small Cap Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,535,493	$–	$–	$7,535,493
Short-Term Investments	136,885	–	–	136,885
Total	$7,672,378	$–	$–	$7,672,378

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period for which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of April 30, 2016.

28

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement for each Fund (each an “Agreement”), manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% and 0.80% of the average daily net assets of the Large Cap Equity Fund and the Small Cap Equity Fund, respectively. For the period ended April 30, 2016, the Adviser earned fees of $583,899 from the Large Cap Equity Fund and $14,712 from the Small Cap Equity Fund before the waivers described below. At April 30, 2016, the Large Cap Equity Fund owed the Adviser $78,968 and the Adviser owed the Small Cap Equity Fund $5,786.

The Adviser has contractually agreed to waive its management fee and reimburse certain operating expenses through February 28, 2017, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired funds fees and expenses”) do not exceed 0.73% for Class N, Class A and Institutional Class shares for the Large Cap Equity Fund and do not exceed 0.95% for the Investor Class and Institutional Class for the Small Cap Equity Fund.

Each fee waiver or expense reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the recoupment or at the time of the waiver or reimbursement. The contractual agreement is in effect through February 28, 2017. The expense cap may not be terminated prior to this date except by the Board. For the period ended April 30, 2016, the Adviser waived fees of $161,686 from the Large Cap Equity Fund and $55,435 from the Small Cap Equity Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Large Cap Equity Fund
Amount	Recoverable through October 31,
$ 2,189	2016
$239,324	2017
$268,172	2018
$161,686	2019

Small Cap Equity Fund
Amount	Recoverable through October 31,
$55,435	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Funds with administrative, accounting, shareholder and compliance services, including all regulatory reporting. The Trust also retains Ultimus to act as each Fund’s transfer agent and to provide fund accounting services.

29

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

Expenses incurred by the Funds for these services are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers and one Trustee of the Trust are members of management and employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Huntington National Bank is the custodian of the Funds’ investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended April 30, 2016, fees for administrative and compliance services, transfer agent services, fund accounting services and reimbursement of out-of-pocket expenses net of any waivers were as follows:

	Large Cap Equity Fund	Small Cap Equity Fund
Administration	$45,892	$1,453
Fund accounting	25,495	–
Transfer agent	25,684	267
Payable to Ultimus	16,936	–

Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“The 1940 Act”). The Plan provides that the Funds will pay the Distributor and any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets for each of the Class N, Class A and Investor Class shares in connection with the promotion and distribution of the Funds’ shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the period ended April 30, 2016, Class N shares 12b-1 and Class A shares 12b-1 expense incurred by the Large Cap Equity Fund was $43,583 and $1,785, respectively and Investor Class shares 12b-1 expense incurred by the Small Cap Equity Fund was $1,512. The Large Cap Equity Fund owed $7,201 for Class N shares and $243 for Class A shares 12b-1 fees as of April 30, 2016 and the Small Cap Equity Fund owed $400 for Investor Class shares 12b-1 fees as of April 30, 2016.

During the period ended April 30, 2016, the Distributor received $531 from commissions earned on sales of Class A shares, of the Large Cap Equity Fund, of which $530 was re-allowed to intermediaries. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

30

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Large Cap Equity Fund	Small Cap Equity Fund
Purchases
U.S. Government Obligations	$–	$–
Other	62,205,658	8,498,243
Sales
U.S. Government Obligations	$–	$–
Other	29,252,195	854,161

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2016, there were no beneficial owners, either directly or indirectly, of more than 25% of each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Large Cap Equity Fund	Small Cap Equity Fund
Gross Unrealized Appreciation	$9,207,588	$305,934
Gross Unrealized Depreciation	(3,907,954)	(210,308)
Net Unrealized Appreciation	$5,299,634	$95,626

At April 30, 2016, the aggregate cost of securities for federal income tax purposes was $177,596,523 for Large Cap Equity Fund and $7,576,752 for Small Cap Equity Fund.

At April 30, 2016, the difference between book basis and tax basis unrealized appreciation for the Large Cap Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

At October 31, 2015, the Large Cap Equity Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$128,745
Undistributed Long-Term Capital Losses	(1,513,521)
Unrealized Appreciation (Depreciation)(a)	6,205,792
Total Accumulated Earnings (Deficit)	$4,821,016

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments .

31

Dana Funds

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

The tax character of distributions for the fiscal year ended October 31, 2015 for the Large Cap Equity Fund was as follows:

Distributions paid from:
Ordinary Income	$1,351,560
Net Long-Term Capital Gains	2,038,983
$3,390,543

As of October 31, 2015, the Large Cap Equity Fund has available for tax purposes an unused capital loss carryforwards of $1,513,521 of short-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. COMMITMENTS AND CONTIGENCIES

The Funds indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

32

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect.  A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose.  A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security.  Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.  The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

33

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 280-9648 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Dana Investment Advisors, Inc.

15800 Bluemound Rd., Suite 250

Brookfield, WI 53005

DISTRIBUTOR

Unified Financial Securities, LLC

2465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 6/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 6/28/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date 6/28/2016